Loan Level Exception Report

Run Date - 9/27/2017 5:18:18 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Primary Guideline
200257970				AL		Investment	Refinance Rate/Term			08/17/2015	1			1			[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided CLEARED COMMENT (2015-08-20): copy of MI Certificate received clearing exception
200287723				CT		Primary	Refinance Cash-out - Debt Consolidation			09/08/2015	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Closing / Title - Missing Document: Note - Subject Lien not provided CLEARED COMMENT (2016-08-09): 08/09/2016: Received Note clearing issue
200320608	NC	Primary	Refinance Rate/Term	Yes	10/13/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX 12:00:00 AM, prior to three (3) business days from transaction date of XXX 12:00:00 AM.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320623	NC	Primary	Refinance Rate/Term	10/13/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $511269.97 is underdisclosed from calculated Finance Charge of $511580.36 in the amount of $310.39.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
200320691	NC	Primary	Refinance Rate/Term	Yes	10/13/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320710	NC	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan: No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.

[3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty amount exceeded.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320782	NC	Primary	Refinance Limited Cash-out GSE	Yes	10/14/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.
EXCEPTION INFO: Insufficient documentation in file to determine.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320815	NC	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
EXCEPTION INFO: MI required per final HUD1

[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320881	NC	Primary	Refinance Rate/Term	Yes	10/14/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320943	NC	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320975	NC	Primary	Refinance Rate/Term	Yes	10/13/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.
EXCEPTION INFO: Prior loan information was not located in the file documentation	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200320976	NC	Primary	Refinance Rate/Term	Yes	10/12/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
EXCEPTION INFO: MI Cert is Missing
																	CLEARED COMMENT (2015-10-20): 10/20/2015-copy of MI Cert received clearing exception.
200320982	NC	Primary	Refinance Rate/Term	10/12/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-26): Right to cancel  received clearing exception

[1] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
																	CLEARED COMMENT (2016-08-26): Final TIL received clearing exception
200320986	NC	Primary	Refinance Rate/Term	Yes	10/13/2015	3	3	[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.
EXCEPTION INFO: Insufficient documentation in file to determine.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200416063	AL	Primary	Refinance Cash-out - Other	02/16/2016	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% per note exceeds AL restriction of a late charge up to 5% of the amount unpaid, or $10 on each late payment, whichever is greater, up to a
															maximum late charge of $100.
200452164	NC	Primary	Refinance Cash-out - Other	Yes	02/25/2016	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

															[3] State Compliance - North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200591203				NJ		Primary	Purchase			05/19/2016	1			1
200683862	NC	Primary	Refinance Rate/Term	07/19/2016	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to cancel received clearing exception

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																	CLEARED COMMENT (2016-08-22): Final TIL received clearing exception
200683874	NC	Primary	Refinance Cash-out - Debt Consolidation	07/19/2016	1	1	[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Modification not provided Tape indicates loan has been modified but no Modification Agreement located in the file.
CLEARED COMMENT (2016-07-22): Copy of modification received clearing exception

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to cancel received clearing exception.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																	CLEARED COMMENT (2016-08-22): Final TIL received clearing exception.
200683909				GA		Primary	Purchase		Yes	07/12/2016	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200683943				MA		Primary	Refinance Cash-out - Other		Yes	07/11/2016	3			3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200683976				MS		Primary	Refinance Rate/Term			07/12/2016	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-08-19): Final TIL received clearing exception.
200684045	NC	Primary	Refinance Rate/Term	07/13/2016	1	1	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Received copy of RTC clearing issue

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																	CLEARED COMMENT (2016-08-01): Received copy of final TIL clearing issue
200684075				NY		Investment	Refinance Cash-out - Other			08/01/2016	1			1			[1] Loan File - (Missing Doc) Incomplete loan images/file GENERAL COMMENT (2016-08-01): Missing all loan documents CLEARED COMMENT (2017-08-14): Received complete loan file clearing issue
200684164				SC		Primary	Refinance Cash-out - Debt Consolidation		Yes	07/12/2016	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200684166	TN	Primary	Refinance Cash-out - Other	Yes	07/12/2016	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200684210				CT		Primary	Refinance Cash-out - Debt Consolidation		Yes	07/12/2016	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200684211				SC		Primary	Refinance Cash-out - Debt Consolidation		Yes	07/12/2016	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200684231	TX	Primary	Refinance Rate/Term	Yes	07/18/2016	2	2	[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200731371				NY		Primary	Refinance Cash-out - Other			08/01/2016	1			1			[1] Loan File - (Missing Doc) Incomplete loan images/file EXCEPTION INFO: Missing all loan documents CLEARED COMMENT (2016-08-05): Copy of loan file received clearing exception
200790163	IL	Primary	Refinance Cash-out - Other	08/10/2016	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $391,650.71 is underdisclosed from calculated Finance Charge of $391,836.98 in the amount of $186.27.	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to Cancel received clearing exception

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																	CLEARED COMMENT (2016-08-22): Final TIL received clearing exception
200832359				IN		Primary	Refinance Cash-out - Debt Consolidation		Yes	09/06/2016	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200832362				CA		Primary	Purchase		No	09/06/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200858835									UTD	09/01/2016	3			3	[3] Loan File - (Missing Doc) Incomplete loan images/file EXCEPTION INFO: Servicing documentation only provided.
200858850									UTD	09/01/2016	3			3	[3] Loan File - (Missing Doc) Incomplete loan images/file EXCEPTION INFO: Missing complete loan file
200957160	FL	Primary	Refinance Cash-out - Other	Yes	10/07/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200957212	IA	Primary	Refinance Cash-out - Debt Consolidation	10/11/2016	1	1	[1] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																	CLEARED COMMENT (2016-10-29): Received FACTA disclosure clearing issue
200957265				TX		Primary	Purchase			10/11/2016	1			1			[1] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. CLEARED COMMENT (2016-10-29): Received FACTA Disclosure clearing issue
200957306				IN		Primary	Purchase			10/12/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
200957323	KS	Primary	Purchase	10/12/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
200957363				NC		Primary	Purchase			10/17/2016	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
200957381				PA		Primary	Refinance Cash-out - Other			10/13/2016	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
200957401	OR	Primary	Refinance Cash-out - Other	10/09/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
200957425				NJ		Primary	Refinance Cash-out - Other			10/18/2016	1			1
200957426	TX	Primary	Purchase	10/18/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
200957495				NJ		Primary	Refinance Cash-out - Other			10/17/2016	1			1
200957524	TN	Primary	Purchase	No	10/19/2016	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing
GENERAL COMMENT (2016-10-30): Response received - unable to clear	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

200957541	NC	Primary	Purchase	Yes	10/21/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200957591	VA	Primary	Purchase	Yes	10/21/2016	2	2	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
200957620				FL		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200967771				NM		Second Home	Refinance Cash-out - Debt Consolidation		No	10/25/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200967777				TX		Investment	Purchase			10/21/2016	1			1
200975526	MI	Primary	Refinance Cash-out - Other	Yes	10/17/2016	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

200975577	PA	Primary	Purchase	10/25/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
200975580				NV		Primary	Refinance Cash-out - Debt Consolidation			10/22/2016	1			1
200975602	VA	Primary	Purchase	10/25/2016	2	2	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

200992575	FL	Primary	Refinance Cash-out - Debt Consolidation	10/25/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201040969	NJ	Primary	Purchase	11/13/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201040989											3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided [3] Federal Compliance - Missing Final HUD-1
201041117	FL	Primary	Refinance Cash-out - Other	12/01/2016	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041195	OH	Primary	Refinance Cash-out - Other	12/01/2016	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
201041204	TX	Primary	Purchase	12/01/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201041223	LA	Primary	Purchase	12/01/2016	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041273	MN	Primary	Refinance Cash-out - Home Improvement	12/01/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

																[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
201041289	FL	Primary	Refinance Cash-out - Debt Consolidation	12/01/2016	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $329,961.68 is underdisclosed from calculated Finance Charge of $330,613.28 in the amount of $651.60.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201041317				FL		Primary	Refinance Rate/Term			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041326				KY		Primary	Refinance Cash-out - Debt Consolidation			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041419				PA		Investment	Refinance Cash-out - Other			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041441				TN		Primary	Refinance Cash-out - Debt Consolidation		Yes	12/01/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201041475				IL		Primary	Refinance Cash-out - Other			12/02/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041479				FL		Primary	Refinance Cash-out - Home Improvement			11/13/2016	1			1
201041495	MD	Primary	Refinance Cash-out - Debt Consolidation	12/01/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041544				NJ		Investment	Purchase			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201064130	IN	Primary	Purchase	No	11/20/2016	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201129535				NC		Primary	Refinance Rate/Term		Yes	12/20/2016	3			3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201129768				NC		Primary	Refinance Rate/Term		Yes	12/20/2016	3			3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201130089	NC	Primary	Refinance Cash-out - Other	Yes	12/20/2016	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of X/1/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201130280	FL	Primary	Refinance Rate/Term	Yes	12/20/2016	2	2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Application / Processing - Missing Document: Missing Lender's Initial 1003
CLEARED COMMENT (2017-01-06): documentation provided clearing exception

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2017-01-06): documentation provided clearing exception

[1] Closing / Title - Missing Document: Security Instrument not provided
CLEARED COMMENT (2017-01-06): documentation provided clearing exception

[1] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2017-01-06): documentation provided clearing exception

[1] Federal Compliance - Missing Final HUD-1
																	CLEARED COMMENT (2017-01-06): documentation provided clearing exception
201146985				SC		Primary	Purchase			12/26/2016	1			1
201146988	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/26/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147026	SC	Primary	Purchase	No	12/27/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147030	FL	Primary	Purchase	No	12/31/2016	2	2	[2] Miscellaneous Compliance - Alternate source used for application date

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147032	TX	Primary	Purchase	Yes	12/27/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147060	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/26/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/1/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147061				PA		Primary	Refinance Cash-out - Debt Consolidation			12/31/2016	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201147079	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/26/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/5/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147086	AL	Primary	Refinance Cash-out - Debt Consolidation	01/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201147095	GA	Primary	Purchase	No	01/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147124	TX	Primary	Refinance Cash-out - Other	Yes	12/29/2016	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.86760% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 4.86760%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 1/16/2002, prior to three (3) business days from transaction date of X/15/2002.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147132				GA		Primary	Refinance Cash-out - Other		Yes	12/27/2016	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147135	LA	Primary	Refinance Cash-out - Other	Yes	12/26/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147144				KY		Primary	Refinance Rate/Term			12/26/2016	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201147152	NC	Primary	Refinance Cash-out - Other	Yes	01/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201147157	TX	Primary	Purchase	Yes	12/26/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147161	SC	Primary	Purchase	No	12/28/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147195	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/28/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan: No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
CLEARED COMMENT (2017-08-10): Cleared

[1] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.05416% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total XXX on a Total Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or .05416%).  Non-Compliant High Cost Loan.
																	CLEARED COMMENT (2017-08-10): Doc prep paid to third party documented in file - clearing issue
201147199	NC	Primary	Refinance Cash-out - Other	Yes	01/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201147208	NC	Primary	Refinance Rate/Term	Yes	12/31/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/11/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201147210				CO		Primary	Purchase		No	12/27/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147243	IN	Primary	Purchase	No	12/31/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147248	CO	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147255	MI	Primary	Refinance Rate/Term	Yes	12/27/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147264	IN	Primary	Purchase	No	12/27/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147268				PA		Primary	Purchase			12/27/2016	1			1
201147271				MN		Investment	Purchase			12/27/2016	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2017-02-09): documentation provided clearing exception
201178267	MI	Primary	Refinance Rate/Term	Yes	01/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201178277	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.75000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 4.75000%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201178316	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	01/01/2017	3	3	[3] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Impermissible Reduced Doc Loan Type): Unable to test due to missing Document Type.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Ability to Repay not Verified): Unable to test Ability To Repay due to missing information.
CLEARED COMMENT (2017-08-10): Itemization with consumer debts paid clearing issue

[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Advanced Payments): North Carolina High-Cost Loan: Mortgage loan contains terms for periodic payments to be consolidated and paid in advance from loan proceeds.
CLEARED COMMENT (2017-08-10): Itemization with consumer debts paid clearing issue

[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
CLEARED COMMENT (2017-08-10): Itemization with consumer debts paid clearing issue

[1] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 6.32771% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total XXX on a Total Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.32771%).  Non-Compliant High Cost Loan.
																	CLEARED COMMENT (2017-08-10): Itemization with consumer debts paid clearing issue
201228489				TN		Primary	Refinance Cash-out - Debt Consolidation		Yes	02/03/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228490				PA		Primary	Purchase		No	02/03/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228491				AZ		Primary	Purchase		No	02/03/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228520	CT	Primary	Purchase	Yes	02/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228523				KY		Primary	Purchase		Yes	02/03/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228525				TN		Primary	Purchase		No	02/03/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228527				OH		Primary	Refinance Rate/Term		Yes	02/03/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228563	FL	Primary	Purchase	01/31/2017	1	1	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-08): documentation provided clearing exception
201228568				CA		Primary	Refinance Cash-out - Other		Yes	01/12/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228577	MI	Primary	Purchase	No	02/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228584	MD	Primary	Purchase	No	02/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228585	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228595	OR	Primary	Purchase	No	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228600				MA		Primary	Refinance Cash-out - Other			02/01/2017	1			1
201228601	VA	Primary	Refinance Cash-out - Home Improvement	02/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA is 2% - Note states 6 months interest on the amount prepaid in excess of 20% of the original principal balance. Lender is XXXX.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201228609	MI	Primary	Refinance Cash-out - Other	02/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201228611				NV		Primary	Purchase			01/26/2017	1			1
201228621	NJ	Primary	Refinance Cash-out - Other	02/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: CHARM booklet is missing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Prepayment in full of a “mortgage loan” (as defined) may be made by or on behalf of a mortgagor at any time without penalty. N.J. Stat. Ann. §§ 46:10B-1(c), 46:10B-2; N.J. Admin. Code 3:15-10.1(b).	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201228622	TN	Primary	Refinance Cash-out - Other	02/01/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201228626				CT		Primary	Refinance Cash-out - Other			01/26/2017	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
201228632	NY	Primary	Refinance Cash-out - Debt Consolidation	01/31/2017	1	1	[1] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
CLEARED COMMENT (2017-02-07): documentation provided clearing exception

[1] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2017-02-07): documentation provided clearing exception

[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.
CLEARED COMMENT (2017-02-07): documentation provided clearing exception

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201228638	MN	Primary	Purchase	Yes	02/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
EXCEPTION INFO: Per note the PPP is 60 Days of interest on UPB.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228640	SC	Primary	Purchase	No	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228641	NC	Primary	Purchase	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228642				GA		Primary	Purchase			02/02/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.
201228645	NC	Primary	Purchase	Yes	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228652	TX	Primary	Purchase	Yes	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228654	TX	Primary	Purchase	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228658	IL	Primary	Purchase	No	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228677	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228681	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228683	PA	Primary	Purchase	No	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228691	OH	Primary	Refinance Cash-out - Other	01/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																	CLEARED COMMENT (2017-02-06): documentation provided clearing exception
201228710				PA		Primary	Refinance Rate/Term			02/02/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201228713	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228734	NJ	Primary	Refinance Cash-out - Other	02/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,190.59 is underdisclosed from calculated Finance Charge of $314,786.93 in the amount of $2,596.34.
EXCEPTION INFO: Unable to apply the $3140.00 lender credit on line 204 of the HUD due to missing the credit itemization.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 4 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-08): 02/08/2017: Received additional documentation clearing the exception.
201228737	TN	Primary	Refinance Cash-out - Other	01/31/2017	1	1	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-08): 02/08/2017: Received additional documentation clearing the exception.
201228740	MI	Primary	Refinance Cash-out - Other	02/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201228766	OH	Primary	Purchase	No	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228769	OH	Primary	Refinance Rate/Term	Yes	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228770	MS	Primary	Purchase	02/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201228773	OH	Primary	Purchase	01/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201228781				TX		Primary	Refinance Rate/Term			02/02/2017	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201228789				SC		Primary	Refinance Rate/Term			02/02/2017	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
201228793	AL	Primary	Purchase	No	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228811	MA	Primary	Refinance Rate/Term	01/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201228839	PA	Primary	Refinance Cash-out - Other	Yes	01/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228849				OK		Primary	Purchase			01/12/2017	1			1
201228872	PA	Primary	Refinance Cash-out - Debt Consolidation	01/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201228874				TN		Primary	Purchase			01/12/2017	1			1
201228876				CA		Primary	Refinance Cash-out - Debt Consolidation		Yes	01/13/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228877				WA		Investment	Refinance Cash-out - Debt Consolidation			01/13/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
201228887				IN		Primary	Refinance Rate/Term		Yes	01/26/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228896				MA		Investment	Purchase			01/13/2017	1			1
201228904				MI		Primary	Refinance Rate/Term		Yes	01/14/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228906				FL		Primary	Refinance Rate/Term		Yes	01/14/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228907	WY	Primary	Refinance Rate/Term	Yes	01/14/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228932	TX	Primary	Refinance Rate/Term	01/14/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,379.92 is underdisclosed from calculated Finance Charge of $134,979.72 in the amount of $599.80.
																EXCEPTION INFO: TIL itemization did not disclose an application fee of $400.00 as prepaid finance charges.
201228937				VT		Primary	Refinance Cash-out - Debt Consolidation			01/14/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201228941	TX	Primary	Refinance Cash-out - Other	01/15/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.12136% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of $100.00 or 0.12136%.)	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,803.96 is underdisclosed from calculated Finance Charge of $124,346.68 in the amount of $1,542.72.
																EXCEPTION INFO: TIL itemization reflects lender credit of $3,296.00; however no breakdown of the credit allocation was provided.
201228962				PA		Primary	Refinance Cash-out - Debt Consolidation			01/13/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
201228973	CT	Primary	Refinance Cash-out - Other	01/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201228975				NC		Primary	Purchase			01/14/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201228976	PA	Primary	Refinance Cash-out - Debt Consolidation	01/14/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201228981	MD	Primary	Refinance Cash-out - Debt Consolidation	01/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201228982				NY		Primary	Refinance Cash-out - Debt Consolidation			01/31/2017	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201228986				NJ		Primary	Refinance Cash-out - Other			02/02/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201228987				MA		Primary	Refinance Cash-out - Other			02/02/2017	1			1
201228992				CT		Primary	Refinance Cash-out - Debt Consolidation			02/02/2017	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201229015	IL	Primary	Purchase	02/01/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Allowable 5% maximum	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201229016	MA	Primary	Refinance Cash-out - Other	02/01/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: 6% exceeds the max allowable of 3% in the state of MA.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201229019				MO		Investment	Refinance Cash-out - Other			02/02/2017	1			1
201229045				NY		Primary	Refinance Rate/Term			01/19/2017	2			2		[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
201229057				FL		Second Home	Purchase			01/19/2017	2			2		[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
201229127	CA	Primary	Refinance Cash-out - Other	Yes	01/19/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201229176	TX	Primary	Refinance Cash-out - Other	01/19/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
201229179	CA	Primary	Refinance Cash-out - Other	02/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201229188				NV		Investment	Refinance Cash-out - Other			01/19/2017	2			2		[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
201233479				NY		Investment	Refinance Cash-out - Other			01/14/2017	1			1
201256833	NY	Primary	Purchase	No	01/31/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201256859	NC	Primary	Refinance Cash-out - Other	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257142	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
CLEARED COMMENT (2017-02-27): documentation provided clearing exception

[1] Closing / Title - Title: Evidence of title is missing
																	CLEARED COMMENT (2017-02-07): Received evidence of title clearing issue
201257156	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/01/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
CLEARED COMMENT (2017-02-27): documentation provided clearing exception

[1] Closing / Title - Title: Evidence of title is missing
																	CLEARED COMMENT (2017-02-07): Received evidence of title clearing issue
201257180	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201257183	NC	Primary	Refinance Cash-out - Debt Consolidation	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $231,378.87 is underdisclosed from calculated Finance Charge of $231,551.10 in the amount of $172.23.
EXCEPTION INFO: The itemization of amount financed does not reflect a third party processing fee listed on line 812 of the HUD-1 in file in the amount of $200.00.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): no Documentation provided showing payment decrease
201257185	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): no Documentation provided showing payment decrease
201257202	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201257216	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): XXXX
201257222	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201257235	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257250	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/01/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
CLEARED COMMENT (2017-02-27): documentation provided clearing exception

[1] Closing / Title - Title: Evidence of title is missing
																	CLEARED COMMENT (2017-02-07): Received evidence of title clearing issue
201257254	NC	Primary	Refinance Rate/Term	Yes	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257282	NC	Primary	Refinance Rate/Term	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257306	NC	Primary	Refinance Rate/Term	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257334	NC	Primary	Refinance Rate/Term	Yes	02/02/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201257337	NC	Primary	Refinance Rate/Term	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257347	NC	Primary	Refinance Cash-out - Other	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257351	NC	Primary	Refinance Rate/Term	Yes	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257359	NC	Primary	Refinance Rate/Term	Yes	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257365	NC	Primary	Refinance Rate/Term	Yes	02/02/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201257437	NC	Primary	Refinance Rate/Term	01/31/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,106.39 is underdisclosed from calculated Finance Charge of $198,336.03 in the amount of $229.64.
EXCEPTION INFO: Unable to determine underdisclosure due to missing itemization of amount financed	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-28): documentation provided clearing exception
201257447	NC	Primary	Refinance Rate/Term	01/31/2017	1	1	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-28): documentation provided clearing exception
201257492	TX	Primary	Refinance Cash-out - Other	01/26/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
CLEARED COMMENT (2017-02-08): documentation provided clearing exception

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
																	CLEARED COMMENT (2017-02-16): The use of FNMA standard documents is limited to specific investor requirements and not a compliance requirement for Texas 50(a)(6) loans. Exception Cleared.
201257554	NY	Primary	Refinance Cash-out - Other	01/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
201257593				NC		Primary	Refinance Cash-out - Other			02/01/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201257652	NC	Primary	Refinance Cash-out - Other	01/31/2017	1	1	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-28): documentation provided clearing exception
201257657	NC	Primary	Refinance Cash-out - Debt Consolidation	01/31/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,261.39 is underdisclosed from calculated Finance Charge of $151,200.29 in the amount of $938.90.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-28): documentation provided clearing exception
201257667	NC	Primary	Refinance Cash-out - Debt Consolidation	01/31/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date.	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	CLEARED COMMENT (2017-02-28): documentation provided clearing exception
201257840				CO		Primary	Refinance Cash-out - Debt Consolidation			02/02/2017	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.
201260251	VA	Primary	Purchase	Yes	02/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260253	PA	Primary	Purchase	No	03/01/2017	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

															[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260254				OH		Primary	Purchase			02/01/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201260263				PA		Primary	Refinance Cash-out - Debt Consolidation			01/31/2017	1			1
201260267	TX	Primary	Purchase	Yes	02/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260268	MI	Primary	Refinance Cash-out - Other	Yes	02/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260272	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260275	WI	Primary	Purchase	No	02/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260277	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260289	MN	Investment	Purchase	02/01/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only page 1 and 3 of Deed of Trust is in file (PAGE 2 AND 3)	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201260290	MI	Primary	Refinance Cash-out - Other	02/01/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
CLEARED COMMENT (2017-02-07): documentation provided clearing exception

[1] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
CLEARED COMMENT (2017-02-07): documentation provided clearing exception

[1] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201260291	MI	Primary	Purchase	No	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260292	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260294	TX	Primary	Purchase	Yes	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260295	PA	Primary	Purchase	No	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260308	MN	Primary	Purchase	Yes	02/02/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260312	TX	Primary	Purchase	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/29/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260322	IN	Primary	Purchase	No	02/03/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260326	MS	Primary	Purchase	No	01/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260327	CA	Primary	Refinance Cash-out - Home Improvement	02/01/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,476.54 is underdisclosed from calculated Finance Charge of $262,696.99 in the amount of $220.45.
EXCEPTION INFO: Lump lender credit of $1,620 to be applied.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																GENERAL COMMENT (2017-02-07): 02/07/2017: Final TIL received, but has markings indicating entries are estimates. Exception remains
201260331	IN	Primary	Refinance Cash-out - Other	01/31/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,272.52 is underdisclosed from calculated Finance Charge of $86,369.71 in the amount of $97.19.
EXCEPTION INFO: Under disclosure due to undetermined borrower credit. Credit was first applied to non-finance charges, leaving an under disclosed amount of $97.19.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201260336	FL	Primary	Refinance Cash-out - Debt Consolidation	01/31/2017	1	1	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201260359	TX	Primary	Purchase	01/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201260361	MI	Primary	Refinance Rate/Term	02/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is the consummation date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,593.29 is underdisclosed from calculated Finance Charge of $241,758.64 in the amount of $1,165.35.
																EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 205 for $1670 which is un-itemized therefore excluded.
201260374	FL	Primary	Refinance Cash-out - Other	01/31/2017	1	1	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.
																	CLEARED COMMENT (2017-02-07): 02/07/2017: Received additional documentation clearing the exception.
201260382	FL	Primary	Refinance Cash-out - Debt Consolidation	01/31/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-07): 02/07/2017: Received additional documentation clearing the exception.
201260396	CA	Investment	Refinance Rate/Term	02/01/2017	1	1	[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
																	CLEARED COMMENT (2017-02-07): documentation provided clearing exception
201272485	FL	Second Home	Purchase	02/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201272501	MO	Primary	Purchase	02/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201282768	PA	Primary	Purchase	02/04/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201398734				PA		Primary	Purchase		No	02/28/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398737				NH		Primary	Purchase		No	02/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398740				TX		Primary	Purchase		Yes	02/24/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398741				TN		Primary	Purchase		No	02/28/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398743	OH	Primary	Refinance Cash-out - Other	Yes	02/24/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398745				TN		Primary	Refinance Rate/Term		Yes	02/28/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398748				AZ		Primary	Purchase		No	02/24/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398754				IL		Primary	Refinance Cash-out - Debt Consolidation		Yes	02/24/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398755				TX		Primary	Purchase		Yes	02/24/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398756				IN		Primary	Purchase		No	02/23/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398758				MN		Primary	Purchase		Yes	02/22/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. EXCEPTION INFO: TIL in file is not for subject loan
201398761	CA	Primary	Purchase	02/24/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $584,336.19 is underdisclosed from calculated Finance Charge of $584,502.12 in the amount of $165.93.
																EXCEPTION INFO: TIL Itemization of Pre-paid Finance charges reflects interim interest in the amount $73.09. Final HUD reflects $365.43.
201440259	VA	Primary	Refinance Rate/Term	02/26/2017	2	2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																	CLEARED COMMENT (2017-03-06): documentation provided clearing exception
201616764	TX	Primary	Purchase	Yes	03/31/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616768				TX		Primary	Purchase			03/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/16/2002.
201616822	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/31/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616873				TX		Investment	Refinance Rate/Term			04/06/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/16/2003.
201616894	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616897	TX	Primary	Purchase	No	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616898	TX	Primary	Refinance Cash-out - Other	Yes	04/07/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/29/2000.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616944	NY	Primary	Purchase	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2001.
201616990	IN	Primary	Purchase	No	04/20/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617057				FL		Primary	Refinance Cash-out - Debt Consolidation			03/31/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201617071	MI	Primary	Refinance Cash-out - Other	Yes	03/31/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/9/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617128				SC		Primary	Refinance Cash-out - Other			03/31/2017	1			1
201617300	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/31/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/4/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617336	DE	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/02/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617423	CA	Primary	Refinance Cash-out - Other	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617498				AR		Investment	Purchase			04/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/22/2003.
201617502	SC	Primary	Refinance Rate/Term	Yes	04/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617504	TN	Primary	Purchase	No	04/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/20/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617571	AL	Primary	Refinance Rate/Term	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617576				AL		Primary	Purchase			04/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/19/2003.
201617593	TX	Primary	Purchase	Yes	04/18/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/9/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617620	MN	Primary	Refinance Cash-out - Other	Yes	04/11/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
EXCEPTION INFO: PPP Expired. Note states the lesser of 2 percent of the unpaid principal balance at the of prepayment or 60 days interest on the unpaid prepaid balance. Lender is XXXX
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/14/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617627	GA	Primary	Purchase	Yes	04/06/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617633	TX	Primary	Purchase	Yes	04/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/8/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/8/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617702	LA	Primary	Purchase	No	04/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617739	NC	Primary	Refinance Rate/Term	Yes	04/10/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/6/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617744	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/20/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617824	GA	Primary	Purchase	04/21/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/24/2004.
201617827	AR	Primary	Purchase	No	04/11/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2004.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2017-04-25): documentation provided clearing exception

[1] Closing / Title - Title: Evidence of title is missing
																	CLEARED COMMENT (2017-04-25): documentation provided clearing exception
201617837	OK	Primary	Purchase	No	04/21/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201618037	TX	Primary	Purchase	03/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/11/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201618083	OH	Primary	Purchase	03/31/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/2/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/2/2005.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201628597	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628623	GA	Primary	Purchase	No	03/31/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628643	SC	Primary	Refinance Cash-out - Other	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628737	TX	Primary	Purchase	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/1/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628747	MI	Investment	Refinance Cash-out - Other	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/9/2003.
201628759	NC	Primary	Refinance Rate/Term	Yes	04/07/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628766				TN		Primary	Purchase			04/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/7/2004.
201628843				FL		Primary	Purchase			04/19/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201628874				TX		Investment	Purchase			04/17/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/25/2004.
201628907				MO		Investment	Refinance Cash-out - Other			04/06/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/17/2004.
201628911	IL	Primary	Refinance Cash-out - Debt Consolidation	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/3/2004.
201648781				TX		Primary	Purchase			04/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/13/2004.
201656244	NC	Primary	Refinance Cash-out - Other	Yes	04/18/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/1/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656253	NC	Primary	Refinance Rate/Term	Yes	04/18/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/23/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656267	NC	Primary	Refinance Cash-out - Other	Yes	04/18/2017	3	3	[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/12/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656301	NC	Primary	Refinance Rate/Term	Yes	04/18/2017	3	3	[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656327	NC	Primary	Refinance Rate/Term	Yes	04/18/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656348	NC	Primary	Refinance Rate/Term	Yes	04/18/2017	3	3	[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656396	NC	Primary	Refinance Rate/Term	Yes	04/18/2017	3	3	[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/22/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656518	NC	Primary	Refinance Rate/Term	Yes	04/19/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656538	NC	Primary	Refinance Rate/Term	Yes	04/19/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656595	NC	Primary	Purchase	Yes	04/21/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Lenders may charge a late payment charge of up to 4% of the amount of the payment past due, if the payment is at least 15 days past due. Per Note lender imposed a late charge of 5% of overdue payment of principal and interest.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/27/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656665	IL	Primary	Purchase	04/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201679780				FL		Primary	Refinance Cash-out - Debt Consolidation			04/19/2017	1			1
201679784				TN		Investment	Refinance Cash-out - Debt Consolidation			04/19/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/23/2002.
201679797	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/21/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201679803	WA	Primary	Purchase	No	04/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706079	GA	Primary	Refinance Rate/Term	Yes	05/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/7/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706087	TX	Primary	Refinance Cash-out - Other	Yes	05/02/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.57000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXXX or 0.57000%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706095	LA	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706101	CA	Primary	Refinance Cash-out - Other	Yes	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706118	PA	Primary	Refinance Cash-out - Other	Yes	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706127	MI	Primary	Refinance Cash-out - Other	Yes	05/02/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706145	CT	Primary	Refinance Rate/Term	Yes	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/31/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706170	NC	Primary	Refinance Cash-out - Other	Yes	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/4/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706173	LA	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/5/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706176	OK	Primary	Refinance Cash-out - Other	Yes	05/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706178	TX	Primary	Purchase	Yes	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706184	AL	Primary	Refinance Cash-out - Other	Yes	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706218				CA		Primary	Refinance Cash-out - Other			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/7/2003.
201706219	NJ	Primary	Refinance Cash-out - Debt Consolidation	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/21/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,806.03 is underdisclosed from calculated Finance Charge of $148,012.63 in the amount of $206.60.
																EXCEPTION INFO: TIL itemization did not disclose an electronic document fee of $50, a settlement fee of $375, and a courier fee of $75 partially offset by an itemized settlement fee of $300 as prepaid finance charges.
201706220				FL		Primary	Refinance Cash-out - Other			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/21/2003.
201706227	MD	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/8/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $358,493.34 is underdisclosed from calculated Finance Charge of $358,602.12 in the amount of $108.78.
																EXCEPTION INFO: TIL itemization did not disclose a title courier fee of $78 and a title wire fee of $25 as prepaid finance charges.
201706240	TN	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/23/2004.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201706249	IN	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/3/2004.
201706267	LA	Primary	Refinance Cash-out - Other	Yes	05/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/3/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706281	MS	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/8/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/8/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706282	MS	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706289	NC	Primary	Purchase	Yes	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706299	SC	Primary	Purchase	Yes	05/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2003.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706405	SC	Primary	Refinance Rate/Term	Yes	05/02/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2004.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706414	CA	Primary	Refinance Cash-out - Other	Yes	05/02/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/16/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706425				NY		Primary	Purchase			04/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/11/2005.
201706433				NY		Investment	Refinance Cash-out - Other			04/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/16/2004.
201706456				NY		Primary	Refinance Cash-out - Other			04/30/2017	1			1
201706491	MI	Primary	Refinance Rate/Term	Yes	05/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/1/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  2/1/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706501	NJ	Primary	Refinance Rate/Term	05/01/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,221.25 is underdisclosed from calculated Finance Charge of $130,681.22 in the amount of $459.97.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201706582				CA		Primary	Purchase			05/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/18/2003.
201706583				OH		Primary	Refinance Rate/Term			05/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2002.
201706590				OH		Primary	Purchase			05/01/2017	1			1
201706638	CA	Primary	Refinance Rate/Term	Yes	05/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/7/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706660				NJ		Primary	Purchase			04/30/2017	2			2		[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
201706693	AZ	Primary	Purchase	05/01/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,963.46 is underdisclosed from calculated Finance Charge of $136,207.75 in the amount of $244.29.
																EXCEPTION INFO: TIL itemization did not disclose the $10 assignment recording fee, $22.50 flood certification fee, $175 settlement fee, $85 tax service fee, and the $15 courier fee as prepaid finance charges.
201706713				MI		Primary	Refinance Cash-out - Other			05/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/16/2001.
201706760	MI	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/15/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201706764	CT	Primary	Refinance Cash-out - Debt Consolidation	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201706790	CO	Primary	Refinance Cash-out - Other	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/24/2001.
201706851	WI	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/27/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201706895	PA	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201710205											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
201745054	NC	Primary	Refinance Cash-out - Other	Yes	05/09/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745055	NC	Primary	Refinance Cash-out - Other	Yes	05/09/2017	3	3	[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty>

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745056	NC	Primary	Refinance Rate/Term	Yes	05/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745139	NC	Primary	Refinance Rate/Term	Yes	05/09/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745149	NC	Primary	Refinance Rate/Term	Yes	05/09/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745160	NC	Primary	Refinance Rate/Term	Yes	05/09/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745214	NC	Primary	Refinance Rate/Term	Yes	05/08/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/25/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745429	NC	Primary	Refinance Rate/Term	05/08/2017	3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Page 2 of 2 was missing from the loan file.

															[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
201745491	NC	Primary	Refinance Cash-out - Other	05/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

															[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
201745570	GA	Primary	Refinance Cash-out - Debt Consolidation	05/09/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge fee of 6% exceeds the max allowed of 5% for the state of Georgia.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201745588	NC	Primary	Refinance Cash-out - Other	05/09/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to XXX business days from transaction date of XXX
201745603	NC	Primary	Refinance Cash-out - Other	05/09/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge fee of 5% exceeds the max allowed of 4% for the state of North Carolina.

[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201745609				CT		Primary	Refinance Cash-out - Other			08/14/2017	1			1			[1] Loan File - (Missing Doc) Loan images/file not provided CLEARED COMMENT (2017-08-14): Received complete loan file - clearing issue
201745637	CA	Primary	Refinance Cash-out - Debt Consolidation	05/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/6/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/6/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201824092				AL		Primary	Refinance Cash-out - Other			05/22/2017	1			1
201824094	TN	Primary	Purchase	No	05/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201824098				FL		Primary	Purchase			05/22/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,299.81 is underdisclosed from calculated Finance Charge of $157,822.94 in the amount of $1,523.13.
201824100				OR		Investment	Refinance Rate/Term			05/19/2017	1			1
201824101	MI	Primary	Refinance Cash-out - Other	05/22/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																EXCEPTION INFO: XXXX, who is paying off prior mortgage with Alliance Mortgage, not same lender refinance.
201924928	TX	Primary	Refinance Cash-out - Other	06/16/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.90875% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.90875%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/9/2001.
201924931				TX		Primary	Refinance Rate/Term		Yes	06/20/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201924932	FL	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/5/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201924934	TX	Primary	Refinance Rate/Term	06/19/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/27/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201924937	TX	Primary	Refinance Cash-out - Other	06/19/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.22759% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 4.22759%.)	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201924942	TX	Primary	Refinance Cash-out - Other	06/16/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.69688% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.69688%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201924946				MI		Primary	Refinance Cash-out - Other			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/10/2001.
201924947	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.12750% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.12750%.)

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2001.
201924948	TX	Primary	Refinance Cash-out - Debt Consolidation	06/16/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.95777% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 2.95777%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/2/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/2/2001.
201924950				MI		Primary	Purchase			06/16/2017	1			1
201924955	TX	Primary	Refinance Cash-out - Other	06/16/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.78024% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.78024%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/15/2001.
201924957				NY		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201924966				TX		Investment	Refinance Cash-out - Other			06/20/2017	1			1
201924973	WV	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/20/2001.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201924974	CO	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/21/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201924975	NY	Primary	Purchase	06/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/28/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201924981	UT	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/23/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201924995	TX	Primary	Refinance Rate/Term	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/28/2001.
201924999	NC	Primary	Refinance Rate/Term	06/20/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/6/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925006	PA	Primary	Refinance Cash-out - Other	Yes	06/19/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/24/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201925009	TX	Primary	Refinance Cash-out - Other	06/19/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.21664% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 4.21664%.)	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

																[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.
201925014	TX	Primary	Refinance Rate/Term	06/15/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/21/2001.
201925021	TX	Primary	Refinance Cash-out - Other	06/16/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.95316% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.95316%.)

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2001.
201925026	TX	Primary	Refinance Cash-out - Home Improvement	06/19/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/21/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925027	VA	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/3/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/3/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201925028				MI		Primary	Refinance Cash-out - Other			06/19/2017	1			1
201925029				TX		Investment	Refinance Cash-out - Other			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/6/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/6/2001.
201925035	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.90322% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.90322%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/24/2001.
201925036	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.59187% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.59187%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/9/2001.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
201925042	NH	UTD	Purchase	No	06/19/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/24/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
201925046	TX	Primary	Refinance Rate/Term	06/19/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201925051	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.70458% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.70458%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2001.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

																[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.
201925053	TX	Primary	Refinance Rate/Term	06/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/9/2001.
201925054				TX		Primary	Refinance Rate/Term			06/20/2017	1			1
201925055				PA		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	1			1
201925065	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.53485% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 3.53485%.)	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
201925069	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.89115% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 2.89115%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201925071	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.48519% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.48519%.)

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
201925072	NY	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/31/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $501,717.51 is underdisclosed from calculated Finance Charge of $503,404.99 in the amount of $1,687.48.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201925074	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.63578% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.63578%.)
EXCEPTION INFO: Unapplied credit to borrower due to no itemization, HUD pg 1, for  $2880.00,

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/21/2003.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.85100% is underdisclosed from calculated APR of 8.13338% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,856.85 is underdisclosed from calculated Finance Charge of $151,576.52 in the amount of $2,719.67.
201925079	TX	Primary	Refinance Rate/Term	06/16/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,462.65 is underdisclosed from calculated Finance Charge of $97,502.65 in the amount of $40.00.
201925087				TX		Primary	Refinance Rate/Term			06/16/2017	1			1
201925093	TX	Primary	Refinance Cash-out - Other	06/19/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.99537% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXXX or 2.99537%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
201925096	TX	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/20/2002.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,774.52 is underdisclosed from calculated Finance Charge of $122,024.61 in the amount of $250.09.
201925097	TX	Primary	Refinance Cash-out - Other	06/19/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/7/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925104				TX		Primary	Refinance Rate/Term			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/28/2003.
201925109				GA		Primary	Purchase			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2002.
201925110	TX	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.23025% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.23025%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.48600% is underdisclosed from calculated APR of 9.92930% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,984.58 is underdisclosed from calculated Finance Charge of $136,471.58 in the amount of $2,487.00.
																EXCEPTION INFO: Itemization of Amount Financed not provided; can not determine the reason for the underdisclosure.
201925112				TX		Primary	Refinance Cash-out - Other			06/16/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/5/2002.
201925113	TX	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.75418% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.75418%.)

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/17/2002.
201925116	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.33148% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 5.33148%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.82200% is underdisclosed from calculated APR of 8.15180% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,159.97 is underdisclosed from calculated Finance Charge of $117,686.27 in the amount of $2,526.30.
																EXCEPTION INFO: Itemization of amount financed is missing, unable to determine the difference.
201925117	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/13/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,281.21 is underdisclosed from calculated Finance Charge of $58,415.80 in the amount of $134.59.
201925120	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.13252% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.13252%.)
EXCEPTION INFO: unable to determine the over disclosure. The itemization of amount financed was not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 10.75300% is underdisclosed from calculated APR of 11.10232% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,132.14 is underdisclosed from calculated Finance Charge of $246,112.47 in the amount of $2,980.33.
201925123	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.90208% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.90208%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/21/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925125				AL		Primary	Refinance Cash-out - Debt Consolidation			06/16/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201925126				TX		Investment	Refinance Cash-out - Other			06/16/2017	1			1
201925131	TX	Primary	Refinance Cash-out - Other	06/19/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.24907% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 4.24907%.)	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201925134				TX		Second Home	Refinance Rate/Term			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/14/2002.
201925136	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.46400% is underdisclosed from calculated APR of 10.59319% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,242.67 is underdisclosed from calculated Finance Charge of $115,012.84 in the amount of $770.17.
201925140	TX	Primary	Refinance Cash-out - Debt Consolidation	06/16/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.16923% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.16923%.)

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/24/2002.
201925141	TX	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.60649% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.60649%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2002.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201925142	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/5/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/5/2002.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,112.97 is underdisclosed from calculated Finance Charge of $120,151.58 in the amount of $1,038.61.
201925143	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925144	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2002.
201925145				TX		Primary	Refinance Rate/Term			06/20/2017	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201925146	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.90089% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 1.90089%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,825.21 is underdisclosed from calculated Finance Charge of $186,323.34 in the amount of $1,498.13.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Unable to apply the $3046 credit on line 204 of HUD due to missing credit itemization.
201925147				GA		Second Home	Refinance Rate/Term			06/20/2017	1			1
201925148				TX		Investment	Refinance Cash-out - Other			06/16/2017	1			1
201925149	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.87109% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 1.87109%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/13/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
201925150	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.99979% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 0.99979%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2002.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,410.84 is underdisclosed from calculated Finance Charge of $123,886.01 in the amount of $1,475.17.
201925152	TX	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.40912% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 0.40912%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2003.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.28800% is underdisclosed from calculated APR of 9.62154% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,057.39 is underdisclosed from calculated Finance Charge of $218,261.99 in the amount of $3,204.60.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Final HUD reflects a credit in the amount $3,360.00 which is un-itemized and therefore excluded.
201925153	TX	Primary	Refinance Cash-out - Other	06/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 9.10781% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 6.10781%.)

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
201925155	TX	Primary	Refinance Cash-out - Other	06/16/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/12/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file): Texas Constitution Section 50(a)(6): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file.
201925157	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.32852% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.32852%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/29/2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.26600% is underdisclosed from calculated APR of 9.73344% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,612.81 is underdisclosed from calculated Finance Charge of $186,327.60 in the amount of $3,714.79.
201925158	TX	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2002.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,276.62 is underdisclosed from calculated Finance Charge of $100,767.00 in the amount of $490.38.
201925161	TX	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $277,433.86 is underdisclosed from calculated Finance Charge of $280,647.87 in the amount of $3,214.01.
																EXCEPTION INFO: $3336 unapplied lump sum lender credit, unable to determine which fees this credit applies to. Used Index as indicated on final TIL.
201925162				TX		Investment	Refinance Cash-out - Debt Consolidation			06/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/4/2003.
201925165	TX	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.98743% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 1.98743%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/2002.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.06300% is underdisclosed from calculated APR of 10.39528% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $50,400.68 is underdisclosed from calculated Finance Charge of $51,559.86 in the amount of $1,159.18.
201925167				TX		Primary	Refinance Rate/Term			06/20/2017	1			1
201925170				TX		Primary	Refinance Cash-out - Other			06/20/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.99437% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 3.99437%.)	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201925171	TX	Primary	Refinance Rate/Term	06/19/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Per state matrix, 4%/$30 is the max.  Note states 6%/$33.21

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.13100% is underdisclosed from calculated APR of 9.40974% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,290.79 is underdisclosed from calculated Finance Charge of $133,004.26 in the amount of $1,713.47.
201925172	KY	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: No appraisal located in the file

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201925176	TX	Primary	Purchase	06/20/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
EXCEPTION INFO: Disbursement Date on HUD Verified as 03/12/2003

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
EXCEPTION INFO: Hud Disbursement date is 3/12/2003

[3] Closing / Title - Title: Evidence of title is missing

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/23/2003.
201925177	TX	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,141.91 is underdisclosed from calculated Finance Charge of $115,325.07 in the amount of $183.16.
																EXCEPTION INFO: Per TIL itemization, originator deducted $3,000.00 credit to borrower from pre-paid finance charges however the credit is un-itemized, therefore excluded. TIL Itemization did not disclose un-itemized $200 Courtesy Closing fee and Misc. Recording Fees as a pre-paid finance charges.
201930361				CA		Investment	Refinance Cash-out - Other			06/19/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/28/2001.
201930362	IL	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/24/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930363				GA		Primary	Purchase			06/20/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (GA)-max late charge is 5%-note states 6%.
201930365				GA		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	1			1
201930366	GA	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/9/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930368	GA	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/23/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930369				GA		Primary	Refinance Cash-out - Debt Consolidation			06/19/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201930370	GA	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201930371	GA	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/3/2001.
201930372	AL	Primary	Purchase	06/20/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Maximum late charge in AL is 5%-note states 6%.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP expired. Prepayment charge not allowed per the state of AL-a prepay can only be charged on simple interest loans-note states interest is in "arrears". Lender is xxx.
201930373	SC	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/5/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930374				GA		Second Home	Refinance Cash-out - Other			06/20/2017	1			1
201930375	PA	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/17/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930376	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/8/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930378	OH	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/2/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930379	OH	Primary	Purchase	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201930380				PA		Primary	Refinance Cash-out - Other			06/20/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201930381				PA		Primary	Purchase		No	06/27/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930382				PA		Primary	Refinance Cash-out - Debt Consolidation			06/19/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201930383	PA	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/5/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930384	PA	Primary	Refinance Cash-out - Debt Consolidation	06/19/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,557.83 is underdisclosed from calculated Finance Charge of $129,145.29 in the amount of $3,587.46.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to XXX business days from transaction date of XXX
201930385	OH	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2002.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.03400% is underdisclosed from calculated APR of 10.29559% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,658.38 is underdisclosed from calculated Finance Charge of $137,929.06 in the amount of $1,270.68.
																EXCEPTION INFO: “Finance charges under disclosed $1270.68. Unable to determine under disclosure due to missing itemization of amount financed.”
201930386	MD	Primary	Purchase	No	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930387	MD	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/13/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930388				MD		Primary	Refinance Cash-out - Debt Consolidation			06/19/2017	1			1
201930389				MD		Primary	Refinance Cash-out - Debt Consolidation			06/19/2017	1			1
201930390	VA	Primary	Refinance Cash-out - Debt Consolidation	06/19/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201930391	MO	Primary	Refinance Cash-out - Other	Yes	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2001.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930392	IN	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/30/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930393	MI	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
201930394	IN	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/11/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930395	MO	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201930397				TX		Primary	Purchase			06/19/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201930398	TX	Primary	Purchase	06/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/28/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930399	IA	Primary	Refinance Rate/Term	06/16/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/26/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930400	KY	Primary	Refinance Rate/Term	Yes	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930401	OH	Primary	Refinance Cash-out - Other	06/16/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/1/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930402	OH	Primary	Purchase	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930403				OH		Investment	Refinance Cash-out - Other			06/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/26/2002.
201930404	OH	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,705.38 is underdisclosed from calculated Finance Charge of $137,156.03 in the amount of $1,450.65.
																EXCEPTION INFO: Finance charges under disclosed by $1450.65. Unable to determine under disclosure due to missing itemization of amount financed.
201930405				CT		Investment	Refinance Cash-out - Debt Consolidation			06/16/2017	1			1
201930406	PA	Primary	Refinance Cash-out - Other	06/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/21/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930407	NY	Primary	Purchase	06/16/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/29/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930408	NY	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201930409	PA	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/1/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930411	PA	Primary	Purchase	06/19/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/24/2001.
201930412	PA	Primary	Refinance Cash-out - Debt Consolidation	06/19/2017	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,924.31 is underdisclosed from calculated Finance Charge of $261,936.70 in the amount of $1,012.39.
																EXCEPTION INFO: Finance charges are under disclosed $1012.39 due to fees. No itemization or closing statement in file.
201930413	MA	Primary	Purchase	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/25/2001.
201930414	ME	Primary	Purchase	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/27/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930415	OK	Primary	Refinance Rate/Term	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/29/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930416	AZ	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/28/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201930417	ID	Primary	Refinance Cash-out - Other	Yes	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930418				WA		Primary	Refinance Cash-out - Other			06/16/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201930422	NC	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/20/2002.
201930423				NY		Second Home	Purchase			06/20/2017	1			1
201930424	NY	Primary	Refinance Cash-out - Debt Consolidation	06/19/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930425	PA	Primary	Refinance Rate/Term	Yes	06/20/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/27/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930427				NY		Primary	Refinance Cash-out - Other			06/20/2017	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930428				MA		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/31/2002.
201930429				CT		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2002.
201930430	ND	Primary	Refinance Cash-out - Debt Consolidation	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201930432	NC	Primary	Refinance Rate/Term	06/20/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/19/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930433	IN	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201930434				SC		Primary	Refinance Rate/Term			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/12/2001.
201930435	MI	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: State is 4%- 5% customary or $15 whichever is less	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
																EXCEPTION INFO: Homestead clause not found on mortgage
201930436	CA	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/15/2001.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201930437				NV		Primary	Refinance Cash-out - Other			06/20/2017	1			1
201930438				NY		Primary	Refinance Cash-out - Other			06/20/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201930439	OH	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/13/2002.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930440	AZ	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/10/2002.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930441	NJ	Primary	Refinance Cash-out - Other	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201930442	CO	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/3/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,889.84 is underdisclosed from calculated Finance Charge of $221,024.24 in the amount of $134.40.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
201930443				CO		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/30/2001.
201930444	NJ	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/17/2001.
201930447				NY		Primary	Refinance Rate/Term			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/28/2002.
201930448				NY		Investment	Refinance Cash-out - Other			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/20/2002.
201930449	NY	Investment	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2002.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930450	SC	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201930452	NC	Primary	Refinance Rate/Term	Yes	06/19/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930453	SC	Primary	Refinance Cash-out - Other	Yes	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930457	NC	Primary	Refinance Rate/Term	06/16/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to XXX business days from transaction date of XXX
201930458	SC	Primary	Refinance Rate/Term	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201930459	NC	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/9/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930461				SC		Primary	Refinance Cash-out - Other			06/20/2017	1			1
201930462	SC	Primary	Refinance Cash-out - Other	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,111.47 is underdisclosed from calculated Finance Charge of $127,501.82 in the amount of $390.35.
201930465	MS	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930467				MS		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/25/2001.
201930468	MI	Primary	Refinance Cash-out - Other	06/16/2017	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: Limited to 1% of the amount of any prepayment made within 3 years of the date of the loan.
201930471				MI		Primary	Refinance Cash-out - Other			06/16/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201930472	FL	Primary	Purchase	No	06/20/2017	2	2	[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/31/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930474	MA	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/16/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,807.23 is underdisclosed from calculated Finance Charge of $219,977.07 in the amount of $1,169.84.
																EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
201930475	VT	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/20/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 9.25000% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of .00000% exceed the allowable threshold of 4%. Compliant Loan.
201930476				AL		Primary	Refinance Cash-out - Other			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/18/2002.
201930477	AL	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/10/2002.
201930478	TN	Primary	Refinance Cash-out - Debt Consolidation	06/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,440.95 is underdisclosed from calculated Finance Charge of $90,060.93 in the amount of $619.98.
201930479				LA		Primary	Purchase			06/19/2017	1			1
201930481	TN	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.49900% is underdisclosed from calculated APR of 11.70293% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,957.99 is underdisclosed from calculated Finance Charge of $174,065.32 in the amount of $1,107.33.
201930482	MI	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201930483	UT	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/6/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2002.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201930485				NE		Primary	Refinance Cash-out - Other			06/19/2017	1			1
201930486	IL	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $386,373.63 is underdisclosed from calculated Finance Charge of $390,463.55 in the amount of $4,089.92.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Also, unable to apply borrower credit and broker credit on page 1 for $4320 and $555.25 due to missing detailed breakdown.
201930487				NY		Primary	Purchase			06/19/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $513,776.87 is underdisclosed from calculated Finance Charge of $516,677.05 in the amount of $2,900.18.
201930489	NY	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/13/2002.

																[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201930490				MA		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	1			1
201930491				MS		Primary	Refinance Rate/Term			06/20/2017	1			1
201930492	OH	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/21/2002.
201930493	MI	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/14/2002.
201984255	CA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/20/1996.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984256				FL		Primary	Refinance Cash-out - Other			06/23/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Max late charge in FL is 5%, Note states 6%.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984257				CA		Primary	Refinance Cash-out - Debt Consolidation			06/24/2017	1			1
201984258	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,767.59 is underdisclosed from calculated Finance Charge of $132,716.00 in the amount of $948.41.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984259	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/10/2002.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,801.48 is underdisclosed from calculated Finance Charge of $125,332.76 in the amount of $531.28.
201984260				CA		Primary	Refinance Cash-out - Debt Consolidation			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/7/2003.
201984262	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/18/2001.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984263	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/31/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984264				CA		Primary	Refinance Cash-out - Other			06/23/2017	3			3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984265	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/5/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984266	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.50500% is underdisclosed from calculated APR of 7.72873% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,609.40 is underdisclosed from calculated Finance Charge of $178,466.42 in the amount of $3,857.02.
EXCEPTION INFO: The fees on the itemization of amount financed and HUD are matched, the under disclosure appears to be a payment stream issue.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984267	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/2/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984269	CA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/10/2002.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984270	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/8/2002.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984271	IL	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984272	IL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/9/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984274	IN	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/1/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984275	IL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/22/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984276	IL	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984277	IN	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984278	IL	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/6/2002.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.36800% is underdisclosed from calculated APR of 7.59629% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,245.97 is underdisclosed from calculated Finance Charge of $84,920.97 in the amount of $1,675.00.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
201984279	IL	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/28/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $352,240.00 is underdisclosed from calculated Finance Charge of $353,038.10 in the amount of $798.10.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201984280	IL	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/21/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984281	IN	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/9/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,967.06 is underdisclosed from calculated Finance Charge of $105,600.13 in the amount of $633.07.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201984282	IL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984283	IN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/9/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984284	IN	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/19/2003.
201984285	IN	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/27/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,470.44 is underdisclosed from calculated Finance Charge of $221,528.21 in the amount of $1,057.77.
																EXCEPTION INFO: There is a borrower credit on line 204 of HUD for $1305 which is not itemized therefore excluded.
201984286	IL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,219.00 is underdisclosed from calculated Finance Charge of $313,745.31 in the amount of $526.31.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201984287	IN	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/27/2003.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201984288	GA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/22/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984289	GA	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 5% is maximum late charge allowed in the State of Georgia

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984290	TN	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  2/7/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984291	GA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984292	GA	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
															EXCEPTION INFO: Georgia Fair Lending Act limits late charges on home loans to 5%. Note reflects a late charge of 6%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/31/2001.
201984293	GA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 of the mortgage was provided in the file.

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/28/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984294	GA	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
															EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984295	GA	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/1/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  2/1/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984298	GA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/31/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/28/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984299	GA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/30/2001.
201984300	TN	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/21/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984301	GA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984302	GA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/15/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984304	GA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/18/2001.
201984305				TN		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984306				TN		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/14/2001.
201984307	TN	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/22/2001.
201984308	GA	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984309				GA		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984310	GA	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Lender is charging 15 days at 5%.
The Georgia Fair Lending Act limits late charges on home loans1[8] to 5 % of the amount of the late payment for payments which are at least 10 days late. The late charge must be expressly provided for in the loan documents and may be
															charged only once per late payment. [Ga. Code Ann. § 7-6A-3(3).]	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/6/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/6/2001.
201984311				GA		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/25/2001.
201984312	GA	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/21/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984313	GA	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Lender is charging 15 days/6% late fee. The Georgia Fair Lending Act limits late charges on home loans1[8] to 5 % of the amount of the late payment for payments which are at least 10 days late. The late charge must be expressly provided for in the loan documents and may be
charged only once per late payment. [Ga. Code Ann. § 7-6A-3(3).]	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984314				GA		Primary	Refinance Cash-out - Debt Consolidation			06/24/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984316	TN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984317				GA		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984319	AR	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/9/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984320	MS	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/3/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/3/2003.
201984322				GA		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/22/2003.
201984323	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/26/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984324	OH	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984325	OH	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/19/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984326	OH	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984327	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984328	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/1/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/30/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984329	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/3/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/3/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984330	PA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/7/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984331	OH	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2002.
201984332	OH	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,301.58 is underdisclosed from calculated Finance Charge of $211,553.71 in the amount of $2,252.13.
																EXCEPTION INFO: TIL itemization only disclosed origination charges in the amount of $3,406.76 and final HUD reflects $5,658.76 Un-applied lender credit of $2,232.00
201984334	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/3/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984335	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/22/2003.
201984336				OH		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/28/2002.
201984337				OH		Primary	Refinance Cash-out - Other			06/23/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (OH) - max late charge for OH is 5% - note states 6%
201984338	OH	Primary	Refinance Cash-out - Home Improvement	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/3/2003.
201984339	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/28/2002.
201984340	OH	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/21/2003.
201984341	FL	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/1/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  2/1/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984342				FL		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/15/2001.
201984343	FL	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (FL) - max late charge for FL is 5% - note states 6%	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/16/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.01400% is underdisclosed from calculated APR of 10.25373% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,836.83 is underdisclosed from calculated Finance Charge of $182,516.33 in the amount of $1,679.50.
																EXCEPTION INFO: There is a lender credit on line 205 of HUD for $1710 which is not itemized therefore excluded.
201984344				FL		Primary	Refinance Cash-out - Other			06/26/2017	1			1
201984345	FL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984346	FL	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,026.45 is underdisclosed from calculated Finance Charge of $184,304.56 in the amount of $1,278.11.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
201984347	VA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/14/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Prepayment charge not allowed per VA - max prepayment charge for VA is 2%. Our Note reflects 6 months interest (3.95%).  Lender is XXXX.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201984348	VA	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2001.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201984349	VA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/28/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
201984350	VA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/27/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
201984351	PA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/7/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984352	VA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/27/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201984353	VA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/4/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201984354	VA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/12/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA ARM loan is 2% - note states 6 months interest at 20% allowance. Lender is XXXX
																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984355	VA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/6/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984356	IN	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984357	IN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/31/2001.
201984358	MO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/17/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984360	IL	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984361	IN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/7/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984362				IN		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/24/2003.
201984363	IN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/17/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984364	IN	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/20/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,257.68 is underdisclosed from calculated Finance Charge of $276,400.61 in the amount of $1,142.93.
																EXCEPTION INFO: Per TIL itemization, originator deducted $2,152.00 credit to borrower from pre-paid finance charges however the credit is un-itemized, therefore excluded.
201984365	MO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/17/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984366	IL	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/6/2003.
201984367	IL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/17/2002.
201984368	IN	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
															EXCEPTION INFO: no limits (customaryis 5% 15) $18.50 10 -consumer loans	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/27/2003.
201984369				IL		Investment	Refinance Cash-out - Home Improvement			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2002.
201984370	IA	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/14/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984371				MN		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/12/2001.
201984372				MN		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/26/2001.
201984373	IA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/5/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984374	MN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/20/2002.
201984375				OH		Primary	Refinance Rate/Term			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/10/2001.
201984376	OH	Primary	Refinance Cash-out - Other	06/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984377	KY	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/12/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984378	KY	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984379	OH	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/29/2001.
201984381				OH		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/20/2002.
201984382				KY		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/4/2003.
201984383	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984386				NY		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/24/2001.
201984387				NY		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/30/2001.
201984388	MA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2001.
201984389				NY		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984390	NY	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/18/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984391	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/11/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984392	NY	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/5/2002.
201984393				NY		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984394				NY		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/7/2002.
201984395	NY	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/18/2002.
201984396	PA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/30/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984397	PA	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/14/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984398	DE	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/7/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984399	PA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/16/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984400	NJ	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984401				PA		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/21/2002.
201984402				PA		Primary	Refinance Cash-out - Other			06/23/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984403				DE		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/13/2003.
201984404				PA		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/14/2002.
201984405				PA		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/21/2002.
201984406	RI	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/13/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,847.50 is underdisclosed from calculated Finance Charge of $128,897.22 in the amount of $49.72.
201984407				NH		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/14/2001.
201984408	CT	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/3/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/3/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984409	MA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/14/2001.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
201984410	MA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/4/2001.
201984412	MA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/27/2001.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to XXX business days from transaction date of XXX
201984413	MA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/9/2001.
201984415				MA		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/25/2003.
201984416				MA		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	1			1
201984417				MA		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/31/2003.
201984418				MA		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/3/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/3/2003.
201984419	MA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,000.65 is underdisclosed from calculated Finance Charge of $319,286.82 in the amount of $2,286.17.
																EXCEPTION INFO: HUD1 reflected a borrower credit in the amount of $2,344.00 was unable to confirm where the credit was coming from; therefore unable to apply.
201984420				MA		Primary	Refinance Cash-out - Other			06/23/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984421				MA		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
201984422	MA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/20/2002.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
201984423				CT		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2002.
201984424	MA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.
201984425	AZ	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/2/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/2/2001.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984426				AR		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984427	AR	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/6/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/6/2001.
201984428	AZ	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/6/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984429	AZ	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984430				AZ		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/10/2001.
201984431	AZ	Primary	Construction-Permanent	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984432	ID	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late Charge exceeds the states maximum 5%	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/23/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984433	WA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/7/2001.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984434	WA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/13/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984435	WA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984436	WA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/15/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984437	WA	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984438	WA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/31/2002.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984439	WA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/21/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984440	WA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/17/2003.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984441	OR	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/13/2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.02400% is underdisclosed from calculated APR of 9.19242% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,308.66 is underdisclosed from calculated Finance Charge of $161,768.63 in the amount of $1,459.97.
																EXCEPTION INFO: HUD1 reflects borrower credit in the amount of $1,785.00 unable to determine source and breakdown; therefore not applied.
201984442				TN		Primary	Refinance Cash-out - Other			06/23/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984443	LA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/2/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984444	GA	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge of 6% exceeds the max allowed of 5% in the state of Georgia.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/3/2001.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX
201984445	NC	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/8/2001.
201984446	OH	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/18/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984447	MS	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984448	NC	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,114.33 is underdisclosed from calculated Finance Charge of $239,217.16 in the amount of $1,102.83.
																EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
201984449	SC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2002.
201984452	MA	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/19/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,504.82 is underdisclosed from calculated Finance Charge of $480,119.96 in the amount of $3,615.14.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201984453				NY		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/21/2003.
201984454				MA		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/13/2002.
201984456	PA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/18/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge
																for OH ARM loan is 1% - note states 6 months interest at 20% allowance. Lender is XXXX
201984457				TN		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	1			1
201984458				PA		Primary	Refinance Rate/Term			06/25/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201984459	NJ	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
201984460	NJ	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge allowed for NJ loan is 5% - note states 6%. Lender is XXXX	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984461				NJ		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2002.
201984462	NJ	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,402.40 is underdisclosed from calculated Finance Charge of $151,578.74 in the amount of $176.34.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
201984464	CO	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/9/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/9/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984465				CO		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984466	CO	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/9/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984467				CO		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2001.
201984468	CO	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/9/2002.
201984469	CO	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Missing CHARM Booklet

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984470	CO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984471	CO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/7/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,682.19 is underdisclosed from calculated Finance Charge of $258,239.50 in the amount of $1,557.31.
																EXCEPTION INFO: TIL itemization only disclosed origination charges in the amount of $6,137.51 and final HUD reflects $7,695.01. Un-applied lender credit of $1,827.50
201984472				CO		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/19/2002.
201984473	CO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/20/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984474	CO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/3/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/3/2002.
201984476	CO	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.14600% is underdisclosed from calculated APR of 7.27591% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,634.17 is underdisclosed from calculated Finance Charge of $213,708.10 in the amount of $2,073.93.
																EXCEPTION INFO: There is a lender credit on line 205 for $2,304 which is un-itemized and therefore excluded.
201984477	CO	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,916.76 is underdisclosed from calculated Finance Charge of $156,163.75 in the amount of $246.99.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
201984478				NY		Primary	Refinance Cash-out - Other			06/23/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984479	NY	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/1/2001.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX
201984480	PA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984481				NY		Primary	Refinance Cash-out - Other			06/23/2017	3			3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984482	NY	Primary	Refinance Cash-out - Other	06/25/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/10/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $373,786.00 is underdisclosed from calculated Finance Charge of $376,679.17 in the amount of $2,893.17.
																EXCEPTION INFO: TIL itemization only disclosed origination charges in the amount of $5,338.50 and final HUD reflects $8,231.50. Poor copy of handwritten NY HUD with un-applied lender credit of $2,760.00
201984483	NY	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984484				NY		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/29/2002.
201984485	NJ	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984486				NY		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/8/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/8/2003.
201984487	NY	Primary	Refinance Cash-out - Home Improvement	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/13/2002.
201984488	NY	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/21/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,310.48 is underdisclosed from calculated Finance Charge of $223,023.15 in the amount of $712.67.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
201984489	NY	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/4/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,980.46 is underdisclosed from calculated Finance Charge of $116,375.77 in the amount of $395.31.
																EXCEPTION INFO: HUD1 reflects borrower credit in the amount of $1,350.00, unable to determine source and breakdown due to no itemization of amount financed in file. Therefore, this credit was not applied.
201984490				NY		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2002.
201984491				NY		Primary	Refinance Cash-out - Other			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.
201984492				NC		Primary	Purchase			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/9/2001.
201984493	NC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/10/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984494				SC		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/20/2001.
201984495	SC	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/17/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984496	SC	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984497	NC	Primary	Refinance Cash-out - Home Improvement	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/6/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/6/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984498	NC	Primary	Purchase	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/19/2001.
201984499	SC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984500	NC	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/28/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984501	NC	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984502	NC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/23/2001.
201984503	NC	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Missing

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Missing

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984505	NC	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/3/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/3/2001.
201984506				SC		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984511				NC		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/9/2001.
201984512	NC	Primary	Refinance Cash-out - Home Improvement	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/19/2001.
201984514	NC	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
201984515	NC	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/8/2001.
201984516	SC	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/22/2001.
201984517	SC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/7/2001.
201984518				NC		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/5/2001.
201984519				NC		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/3/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/2/2001.
201984521	NC	Primary	Refinance Rate/Term	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/19/2002.
201984522				SC		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/21/2003.
201984523	NC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984526	SC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/6/2003.
201984527	NC	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/4/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/27/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,260.62 is underdisclosed from calculated Finance Charge of $142,025.45 in the amount of $764.83.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.	[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Ability to Repay not Verified): North Carolina High-Cost Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
CLEARED COMMENT (2017-08-09): Cleared with lender credit itemization

[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
CLEARED COMMENT (2017-08-09): Cleared with lender credit itemization

[1] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.48381% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total XXX on a Total Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or .48381%).  Non-Compliant High Cost Loan.
																	CLEARED COMMENT (2017-08-09): Cleared with lender credit itemization
201984528				SC		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/14/2002.
201984532	LA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/1/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/1/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984533	LA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/21/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984534	LA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/17/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984535	LA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/9/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984536				MS		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984537	MS	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/4/2002.
201984538				MS		Primary	Refinance Cash-out - Other			06/23/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984539	MI	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Max late charge in MI is 5%, Note states 6%.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/6/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/6/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
201984540	MI	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984541				MI		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/26/2001.
201984543	MI	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/13/2002.
201984544	MI	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Max late charge in MI is 5%, Note states 6%.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,778.08 is underdisclosed from calculated Finance Charge of $152,708.01 in the amount of $929.93.
																EXCEPTION INFO: Unable to determine under disclosure due to missing the itemization of financed
201984545	MI	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
201984546	MI	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/7/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,818.26 is underdisclosed from calculated Finance Charge of $86,210.54 in the amount of $392.28.
																EXCEPTION INFO: There is a lender credit on line 204 for $547.50 which is un-itemized and therefore excluded.
201984547	FL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201984548	FL	Primary	Refinance Cash-out - Other	Yes	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984549	FL	Primary	Refinance Rate/Term	Yes	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/4/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984550				FL		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/13/2001.
201984551	FL	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/29/2001.
201984552	FL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201984553				FL		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	1			1
201984554				FL		Primary	Refinance Cash-out - Other			06/23/2017	1			1
201984555				FL		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/14/2003.
201984556				FL		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/4/2002.
201984557	FL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/4/2003.
201984558				MA		Primary	Refinance Cash-out - Other			06/25/2017	1			1
201984559				MA		Primary	Refinance Cash-out - Other			06/23/2017	1			1
201984560	MA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,038.34 is underdisclosed from calculated Finance Charge of $257,658.31 in the amount of $1,619.97.
																EXCEPTION INFO: Unable to apply the $1720 lender credit on line 204 of the HUD due to missing the credit itemization.
201984561	RI	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,607.68 is underdisclosed from calculated Finance Charge of $198,168.42 in the amount of $560.74.
																EXCEPTION INFO: There is a Seller credit on page one of HUD for $705 which is not itemized therefore excluded.
201984562				CT		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/14/2003.
201984563				LA		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/19/2002.
201984564				TN		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984565	TN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,235.19 is underdisclosed from calculated Finance Charge of $219,422.83 in the amount of $1,187.64.
																EXCEPTION INFO: There is a Lender credit on line 205 for $1200 which is not itemized therefore excluded.
201984566				LA		Primary	Refinance Rate/Term			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/24/2003.
201984567	TN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/11/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,794.41 is underdisclosed from calculated Finance Charge of $94,308.44 in the amount of $514.03.
																EXCEPTION INFO: There is a lender credit on line 205 for $664 which is un-itemized and therefore excluded.
201984568				TN		Primary	Refinance Cash-out - Debt Consolidation			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/14/2002.
201984569	AL	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
															EXCEPTION INFO: Late charge of 6% exceeds max allowed of 5% in the state of Alabama.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/7/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002.
201984570	GA	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/26/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984571	CO	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/27/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201984573	NM	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,815.70 is underdisclosed from calculated Finance Charge of $249,295.81 in the amount of $1,480.11.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
201984574				MO		Primary	Refinance Rate/Term			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/30/2001.
201984575	IL	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201984576	MO	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/22/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984577				MI		Primary	Refinance Cash-out - Other			06/23/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Max late charge for MI is 5% customary, Note states 6%.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984578	IN	Primary	Refinance Cash-out - Other	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984579	MI	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge
																for MI ARM loan is 1% - note states 6 months interest at 20% allowance. Lender isXXXX
201984580	KS	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984581	MO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/13/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,918.25 is underdisclosed from calculated Finance Charge of $202,589.02 in the amount of $1,670.77.
																EXCEPTION INFO: Verified; Subject transaction is under-disclosed $1,670.77. Unable to determine source of under-disclosure due to missing itemization of prepaid finance charges. Final HUD reflects a $1,836.00 credit to the borrower which is un-itemized and therefore not applied.
201984582	MN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/11/2003.
201984583	MO	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,409.54 is underdisclosed from calculated Finance Charge of $86,764.78 in the amount of $355.24.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
201984584	NY	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/14/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201984586	NY	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/4/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/13/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201984587				NY		Primary	Refinance Cash-out - Other			06/23/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201984588				NY		Primary	Refinance Cash-out - Other			06/23/2017	1			1
201984589	ME	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
															EXCEPTION INFO: The late charge of 6% exceeds the maximum of 5% for the state.
201985132	IL	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201985133	IL	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/7/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985134	IL	Primary	Refinance Rate/Term	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: IL State law prohibits a PPP if the Note rate exceeds 8.0%, to include ARM terms with an APR that exceeds 8.0%. Original ARM Note reflects a life min rate of 8.65%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $716,840.45 is underdisclosed from calculated Finance Charge of $717,090.70 in the amount of $250.25.
EXCEPTION INFO: TIL itemization did not disclose an settlement closing fee of $450.00 as prepaid finance charge.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
201985135				IL		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201985136	IL	Primary	Refinance Cash-out - Other	06/26/2017	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: IL State law prohibits a PPP if the Note rate exceeds 8.0%, to include ARM terms with an APR that exceeds 8.0%. Original ARM Note reflects a life min rate of 8.15%
201985137				IL		Primary	Refinance Cash-out - Debt Consolidation			06/26/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201985138				IL		Primary	Refinance Rate/Term			06/26/2017	1			1
201985139				IL		Primary	Refinance Cash-out - Other			06/26/2017	1			1
201985140				IL		Primary	Refinance Rate/Term			06/26/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201985141	IL	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP expired. Prepayment charge not allowed per IL-It is unlawful to provide a prepayment penalty or other charge for prepayment on any loan secured by a mortgage on residential real estate, if the annual interest rate exceeds 8%. 815 Ill. Comp. Stat. 205/4(2)(a).2. Lender is XXXX
201985142	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/10/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985143	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985144	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201985145	NC	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/24/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201985146				NC		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201985147	NC	Primary	Refinance Cash-out - Debt Consolidation	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/24/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985148	NC	Primary	Refinance Cash-out - Other	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/26/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985149	NC	Primary	Refinance Cash-out - Debt Consolidation	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/19/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985150				NC		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/21/2002.
201985151				NC		Primary	Refinance Cash-out - Debt Consolidation			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.
201985152	NC	Primary	Refinance Cash-out - Other	06/26/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.
201985153	NC	Primary	Refinance Cash-out - Other	Yes	06/26/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/24/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201985154				NC		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2002.
201985155	NC	Primary	Refinance Cash-out - Other	06/26/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201985156	NC	Primary	Refinance Cash-out - Debt Consolidation	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985157	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/5/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/5/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985158	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201985159	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan: No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
CLEARED COMMENT (2017-08-09): Cleared with Final HUD

[1] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.14722% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total XXX on a Total Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or .14722%).  Non-Compliant High Cost Loan.
																	CLEARED COMMENT (2017-08-09): Cleared with Final HUD
201985160	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985161	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2001.
CLEARED COMMENT (2017-08-09): Clearing doc provided

[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
CLEARED COMMENT (2017-08-09): HUD itemization clearing issue provide

[1] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.08485% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total XXX on a Total Loan Amount of XXX vs. an allowable total of XXXX (an overage of XXX or .08485%).  Non-Compliant High Cost Loan.
CLEARED COMMENT (2017-08-09): HUD itemization clearing issue provide

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	CLEARED COMMENT (2017-08-09): HUD itemization clearing issue provide
201985162				NC		Primary	Purchase			06/26/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201985164				NC		Primary	Purchase			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/14/2003.
201985165	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/9/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,239.11 is underdisclosed from calculated Finance Charge of $94,339.18 in the amount of $100.07.
																EXCEPTION INFO: TIL itemization only disclosed origination charges in the amount of $2,314.32 and final HUD reflects $3,534.32 and an un-itemized lender credit of $1,120
201985166	NC	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Ability to Repay not Verified): North Carolina High-Cost Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
CLEARED COMMENT (2017-08-09): Received itemization clearing issue

[1] State Compliance - (State High Cost Provision) North Carolina High-Cost Loan (Counseling Requirement): North Carolina High-Cost Loan:  No evidence borrower received home-ownership counseling by an approved NC Housing Finance Agency.
CLEARED COMMENT (2017-08-09): Received itemization clearing issue

[1] State Compliance - (State High Cost) North Carolina High-Cost Loan (Points and Fees): North Carolina Anti-Predatory Lending Law: Points and Fees on subject loan of 5.59864% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total XX on a Total Loan Amount of XXX. an allowable total of XXX (an overage of XXX or .59864%).  Non-Compliant High Cost Loan.
CLEARED COMMENT (2017-08-09): Received itemization clearing issue

[1] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXX is underdisclosed from calculated Finance Charge of XXX in the amount of XXXX
EXCEPTION INFO: HUD1 reflected a credit to borrower in the amount of XXX unable to determine source of credit as the itemization of amount financed was missing from the file.  Therefore, credit was not applied.
																	CLEARED COMMENT (2017-08-09): Received itemization clearing issue
201985167				NC		Primary	Refinance Cash-out - Other			06/26/2017	1			1
201985169	NY	Primary	Purchase	Yes	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201985170	NY	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/20/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985172	NY	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/14/2001.
201985173	NY	Primary	Refinance Cash-out - Other	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201985174	NY	Primary	Purchase	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/22/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201985175	NY	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201985176	NY	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201985178	NY	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/1/2001.
201985181	NY	Primary	Refinance Cash-out - Other	06/26/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/21/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985182				NY		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.
201985184				NY		Primary	Refinance Rate/Term			06/26/2017	1			1
201985185	NY	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/5/2001.
201985186				NY		Primary	Purchase			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/15/2001.
201985187	NY	Primary	Purchase	06/26/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/5/2001.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201985188				NY		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/21/2002.
201985189				NY		Primary	Purchase			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/10/2002.
201985190				NY		Primary	Refinance Cash-out - Other			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/14/2002.
201985191	NY	Primary	Refinance Cash-out - Other	06/26/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/12/2002.
201985193				NY		Primary	Refinance Cash-out - Debt Consolidation			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/10/2002.
201985195				NY		Primary	Refinance Cash-out - Debt Consolidation			06/26/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2002.
201985196				NY		Primary	Refinance Cash-out - Debt Consolidation			06/26/2017	1			1
202093156	TX	Primary	Refinance Cash-out - Other	Yes	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093159				TX		Primary	Refinance Rate/Term			07/27/2017	1			1
202093160				CA		Primary	Purchase			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202093161				FL		Investment	Purchase			07/27/2017	1			1
202093169	NC	Primary	Purchase	07/27/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: State of NC maximum late charge is 4%, note calls for 5% late charge	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202093170				IN		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	1			1
202093172				NJ		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2004.
202093176	NJ	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,811.17 is underdisclosed from calculated Finance Charge of $290,166.21 in the amount of $355.04.
																EXCEPTION INFO: TIL itemization did not disclose an funding fee of $650 as prepaid finance charge.
202093177				OH		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	1			1
202093181	TN	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2004.
202093183				MD		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/03/2004.
202093185	IL	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2017-08-03): 08/03/2017:  Received a copy of the final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/16/2005.
																	CLEARED COMMENT (2017-08-03): 08/03/2017: Received a copy of the initial application, exception cleared.
202093189	MA	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/04/2004.
202093193	CA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2005.
202093194	NV	Primary	Purchase	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
GENERAL COMMENT (2017-08-03): 08/03/2017: Received a copy of a HUD-1, however the HUD-1 provided reflects "Estimated" on the top, exception remains.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2005.
																	CLEARED COMMENT (2017-08-03): 08/03/2017: Received a copy of the initial application, exception cleared.
202093205	CO	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093207	CA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2005.
202093212	GA	Primary	Refinance Cash-out - Home Improvement	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093214	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/27/2005.
202093215	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/06/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093216	ME	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/03/2004.
202093217				IL		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2005.
202093219				TX		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/02/2005.
202093220	GA	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2005.
202093223	CO	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093231	TX	Primary	Purchase	07/27/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date. EXCEPTION INFO: Final TIL dated 07/14/2005--all other documents signed and dated 07/13/2005.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093233	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2005.
202093234				OK		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/01/2004.
202093235				TX		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2005.
202093236	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
GENERAL COMMENT (2017-08-03): 08/03/2017:  Received a copy of the HUD-1, however the HUD-1 provided reflects "estimated" at the top of the HUD-1, exception remains.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,323.72 is underdisclosed from calculated Finance Charge of $189,689.09 in the amount of $365.37.
																EXCEPTION INFO: TIL itemization did not disclose an escrow fee of $350 and did include a lender credit of $200 as prepaid finance charges.
202093239	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/12/2005.
202093240	NJ	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2005.
202093246	IN	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202093247				WA		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/19/2005.
202093249	NV	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/11/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093251	IL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/23/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093257				TX		Investment	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2003.
202093258				CA		Investment	Refinance Rate/Term			07/27/2017	1			1
202093269	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,975.62 is underdisclosed from calculated Finance Charge of $177,089.56 in the amount of $113.94.
																EXCEPTION INFO: TIL itemization did not disclose a messenger fee of $40 as a prepaid finance charge. TIL itemization only disclosed loan fee in the amount of $890 and Final HUD reflects $990.
202093274	CA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2005.
202093276				TX		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/24/2005.
202093281				NJ		Second Home	Purchase			07/27/2017	1			1
202093284	TX	Primary	Refinance Rate/Term	07/27/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
202093285	WA	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $584,385.68 is underdisclosed from calculated Finance Charge of $584,442.12 in the amount of $56.44.
																EXCEPTION INFO: TIL Itemization does not reflect wire fees of $48.96 as prepaid finance charges.
202093287	MA	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/16/2006.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093288	MA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $840,295.62 is underdisclosed from calculated Finance Charge of $840,974.77 in the amount of $679.15.
																EXCEPTION INFO: Unable to determine under disclosure due to Itemization of Amount Financed missing all Title/Closing fees.
202093289				NY		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093290	CA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,242,660.80 is underdisclosed from calculated Finance Charge of $1,242,990.13 in the amount of $329.33.
																EXCEPTION INFO: TIL itemization did not disclose a loan tie-in fee of $200 as a prepaid finance charge. TIL itemization disclosed prepaid interest in the amount of -$152.37 and final HUD reflects no prepaid interest.
202093292				NJ		Primary	Construction-Permanent			07/27/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202093293				IN		Primary	Construction-Permanent			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093296				TX		Investment	Refinance Rate/Term			07/27/2017	1			1
202093297				NJ		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,257.97 is underdisclosed from calculated Finance Charge of $221,318.17 in the amount of $60.20.
202093298				TX		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093301				NV		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093303	ME	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2004.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093304				WA		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093305				NJ		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093307				NH		Primary	Purchase			07/27/2017	1			1
202093308				NM		Investment	Refinance Rate/Term			07/27/2017	1			1
202093309				TX		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093310	HI	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,418.99 is underdisclosed from calculated Finance Charge of $375,485.73 in the amount of $66.74.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202093311				NC		Primary	Purchase			07/27/2017	1			1
202093312				NJ		Investment	Purchase			07/27/2017	1			1
202093314				ME		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093315				VA		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093316				TX		Investment	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2004.
202093318				TX		Primary	Refinance Rate/Term			07/27/2017	1			1
202093322				TX		Primary	Refinance Rate/Term			07/27/2017	1			1
202093324	SC	Primary	Purchase	No	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093325	GA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202093328	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/06/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093332				IN		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/03/2005.
202093334				CO		Primary	Purchase			08/07/2017	1			1
202093337				TX		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2005.
202093342				OR		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/13/2005.
202093345	OH	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2005.
202093346	MO	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/21/2005.
202093350				IN		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093353				CA		Primary	Refinance Rate/Term			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202093355				TN		Primary	Purchase			07/27/2017	1			1
202093359	IN	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093360				CA		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093361				CA		Primary	Refinance Cash-out - Other			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202093362				CA		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	1			1
202093364	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,592.64 is underdisclosed from calculated Finance Charge of $185,834.83 in the amount of $242.19.
																EXCEPTION INFO: The itemization of amount financed does not reflect any closing fees except a Settlement Closing Fee of $500.00. It does not reflect any Recording fees.
202093370				TX		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093371				CA		Primary	Purchase			07/27/2017	1			1
202093377				NY		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093378				HI		Primary	Purchase			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
202093381				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/16/2003, prior to three (3) business days from transaction date of XXX
202093382				CA		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/14/2002.
202093392	TX	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/11/2005.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
																	CLEARED COMMENT (2017-09-14): First payment date of 08/01/2005 is mote than 2 months after closing date of 5-26-2005, first payment date is within 2 months of disbursement date
202093393	IN	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/15/2005.
202093397				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/02/2005.
202093398	TX	Investment	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/27/2005.
202093400	KY	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093402				IA		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/2004.
202093405				FL		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2005.
202093408	IN	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2004.
202093410	NJ	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093411				MA		Primary	Refinance Cash-out - Home Improvement			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2004.
202093412	IN	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093413				OH		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093414	GA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2004.
202093423	WA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/10/2004.
202093424	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/2004.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202093426				NJ		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2004.
202093427				NJ		Second Home	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/03/2004.
202093438	CT	Primary	Refinance Cash-out - Other	Yes	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/10/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093442	NY	Primary	Refinance Rate/Term	Yes	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/12/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093444	CA	Primary	Purchase	No	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/10/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093452	IN	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2004.
202093454				NY		Primary	Refinance Cash-out - Other			07/27/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NY)-max late charge for (NY) is 2%-note states 5%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2004.
202093455				PA		Primary	Purchase			08/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/12/2005.
202093458	IL	Primary	Refinance Cash-out - Other	08/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093460				TX		Primary	Purchase			08/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2005.
202093461	TX	Primary	Purchase	08/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093466	CA	Primary	Refinance Cash-out - Other	08/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/2004.
202093467	CA	Primary	Refinance Cash-out - Other	08/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/22/2004.
202093469				CA		Primary	Refinance Cash-out - Other			08/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/04/2004.
202093471				TX		Primary	Purchase			08/09/2017	1			1
202093475	TX	Primary	Refinance Cash-out - Other	08/10/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/11/2005.
202093478	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2004.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202093480				CT		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2004.
202093485	CA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093492				MI		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093497	MI	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/02/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093508				TX		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/12/2005.
202093511	TX	Primary	Purchase	Yes	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093512	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/01/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093517	RI	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: Prepayment percentage of 5% for 36 months on Note exceeds prepayment penalty requirements of 1 year and no more than 2% for the state of RI.
202093520				NH		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093521				PA		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093523	SC	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2005.

																[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093525	WA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/02/2004.
202093527	IL	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202093528	PA	Primary	Refinance Rate/Term	Yes	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/20/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093532	AL	Primary	Refinance Rate/Term	Yes	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/22/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093533	KY	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2005.
202093538				CA		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2004.
202093544	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093549	IL	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2005.
202093550	MA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/08/2005.
202093551	SD	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093552	FL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/01/2005.
202093553				PA		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202093554	MI	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093555				OH		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2005.
202093558	IL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/13/2004.
202093562				IN		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093563				AR		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093565				FL		Investment	Purchase			07/27/2017	1			1
202093567	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202093568	FL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
202093570	CA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202093571	AL	Primary	Refinance Cash-out - Other	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093576				CA		Primary	Refinance Cash-out - Other			08/03/2017	1			1
202093579				CA		Primary	Purchase			08/03/2017	1			1
202093585				IN		Primary	Purchase			08/03/2017	1			1
202093586				TX		Primary	Purchase			08/07/2017	1			1
202093587				FL		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202093593	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/28/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093597				TX		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,290.31 is underdisclosed from calculated Finance Charge of $161,063.11 in the amount of $772.80.
202093599	TX	Primary	Purchase	08/10/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093600	ID	Primary	Purchase	07/27/2017	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093606	IL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/13/2005.
202093607				KS		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202093608	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,656.68 is underdisclosed from calculated Finance Charge of $193,816.98 in the amount of $160.30.
																EXCEPTION INFO: TIL Itemization did not disclose the closing attorney fee of $275 or the courier fee of $40 and over disclosed closing fee by $150 as prepaid finance charges.
202093610				AR		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2004.
202093611				MA		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2004.
202093612	OH	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/31/2005.
202093614	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2005.
202093616	IN	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093619	NY	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/11/2005.
202093629	IL	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2005.
202093630	MI	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
202093634				MO		Primary	Purchase			07/27/2017	1			1
202093637	IN	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093642				TX		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2005.
202093644	OH	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/07/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093653				NY		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202093654				HI		Primary	Purchase			07/27/2017	1			1
202093656				FL		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202093657				CA		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.
202093663				CT		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093667	MO	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/03/2004.
202093670	VA	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge
																for VA loan is 2% - note states 5%, 5%. Lender is XXXX
202093671				NJ		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2004.
202093673	IN	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202093675	IN	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2005.
202093677				AZ		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/05/2005.
202093678	MN	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202093679	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093681	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/20/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093683	NV	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2004.
202093684	CA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2005.
202093685	FL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2004.
202093691	CT	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093694	CA	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/09/2005.
202093695	OH	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093697				MD		Primary	Refinance Rate/Term			07/27/2017	1			1
202093698	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,877.77 is underdisclosed from calculated Finance Charge of $326,118.76 in the amount of $240.99.
EXCEPTION INFO: TIL itemization did not disclose a courier fees of $183.00 and a service charge of $35.00 as prepaid finance charges.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX
202093700	NY	Primary	Purchase	07/27/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $446,153.31 is underdisclosed from calculated Finance Charge of $446,648.32 in the amount of $495.01.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202093701				SC		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/03/2003.
202093703	MI	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

																[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
202093704	TX	Primary	Refinance Rate/Term	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
																	CLEARED COMMENT (2017-09-14): First payment date 5-1-2003, disbursement date 3-13-2003. First payment date within 60 day of discursment
202093705				TX		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2003.
202093708	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/06/2002.
202093709	NM	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: 08/03/2017:  Received additional documentation, 1 page of the application, exception still remains.
GENERAL COMMENT (2017-08-03): 08/03/2017: Received additional documentation, 1 page of the application, exception still remains.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.
202093710	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093711	TX	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,539.82 is underdisclosed from calculated Finance Charge of $196,794.69 in the amount of $254.87.
																EXCEPTION INFO: There is a Lender credit on line 204 for $1,660.25 which is un-itemized therefore excluded.
202093714				TX		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093715	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093718				TX		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093719				TX		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202093720				NY		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093724				TX		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093726				TX		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/30/2004.
202093727				ME		Investment	Refinance Cash-out - Other			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
202093728				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093730	TX	Primary	Refinance Rate/Term	07/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,139,358.77 is underdisclosed from calculated Finance Charge of $1,146,584.89 in the amount of $7,226.12.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202093731	TX	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/14/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093737				IL		Primary	Purchase			07/30/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202093738	TX	Primary	Refinance Rate/Term	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2017-08-03): 08/03/2017:  Received a copy of a HUD-1, however the HUD-1 provided is not for the subject loan, exception remains.

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.
															EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202093739	TX	Primary	Refinance Rate/Term	Yes	07/30/2017	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

															[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093740				TX		Investment	Refinance Rate/Term			07/27/2017	1			1
202093745	KS	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (KS) - The maximum prepayment penalty period in KS is 6 months - note states 24 months. Lender is XXXX
202093746	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,657.95 is underdisclosed from calculated Finance Charge of $126,717.21 in the amount of $59.26.
																EXCEPTION INFO: TIL Itemization did not disclose the tax service fee of $60 as prepaid finance charges.
202093747				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202093749	TX	Primary	Refinance Cash-out - Other	Yes	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/05/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/05/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093750	MI	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.
202093751	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,392.76 is underdisclosed from calculated Finance Charge of $53,442.50 in the amount of $49.74.
																EXCEPTION INFO: TIL itemization did not disclose a tax certificate fee of $49.79 as prepaid finance charge.
202093753	TX	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2003.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093754				TX		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2002.
202093755				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/2002.
202093756	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/16/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093758	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.02500% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of $16.25 or 0.02500%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/27/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
																	CLEARED COMMENT (2017-09-14): First payment date 5-1-2003, disbursement date 3-3-2003, first payment date within 60 days of disbursement date
202093759				FL		Primary	Refinance Rate/Term			07/27/2017	1			1
202093760				TX		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.
202093761				AL		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2002.
202093762				TX		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2003.
202093763				CA		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2002.
202093764	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,471.11 is underdisclosed from calculated Finance Charge of $165,527.13 in the amount of $56.02.
																EXCEPTION INFO: Itemization did not include Escrow Fee of $250 and Affidavit recording fee of $26
202093765				TX		Primary	Refinance Cash-out - Other			07/30/2017	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093769	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2003.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093771	TX	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,317.90 is underdisclosed from calculated Finance Charge of $34,459.93 in the amount of $142.03.
																EXCEPTION INFO: TIL itemization did not disclose a tax certificate fee of $42.54 or prepaid interest of $47.70 as prepaid finance charges.
202093772	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
202093773				TX		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093775				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202093776	TX	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093777	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093778				TX		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202093779	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093780	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,291.23 is underdisclosed from calculated Finance Charge of $150,388.42 in the amount of $97.19.
																EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $5150.83, however, final HUD reflects $5249.63.
202093781	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/13/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
202093782	MS	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/25/2002.
202093783				LA		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202093784				TX		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2002.
202093787	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093788				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2002.
202093790				TX		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093791				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2002.
202093792	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/20/2003.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093793				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/08/2003.
202093797				TX		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093799	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093800				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2002.
202093801	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/2002.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093802				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/06/2002.
202093803				TX		Primary	Refinance Cash-out - Debt Consolidation			07/30/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
202093804	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/06/2003.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093805				WA		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	1			1
202093806				LA		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093807	TX	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/07/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,101.50 is underdisclosed from calculated Finance Charge of $130,150.45 in the amount of $48.95.
202093809				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/03/2002.
202093810				CA		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2003.
202093812	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093814	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093816				TX		Primary	Refinance Cash-out - Other			07/27/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093824	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2003.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093825				TX		Investment	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/06/2002.
202093826				TX		Primary	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2002.
202093830	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093832	TX	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,362.48 is underdisclosed from calculated Finance Charge of $77,431.46 in the amount of $68.98.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
202147557	MD	Second Home	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/18/2006.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147559	CA	Primary	Purchase	07/30/2017	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147560	NV	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147562	OK	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/17/2005.
202147563				FL		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202147564	GA	Primary	Construction-Permanent	07/27/2017	3	3	[3] General - Incomplete Document: Right to Cancel (RTC) is incomplete
EXCEPTION INFO: Right to Cancel doesn't contain an expiration date.

[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
202147565	NM	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/23/2006.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147566				VA		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202147569	WA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/22/2005.
202147571	MD	Primary	Construction-Permanent	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147573				NV		Primary	Purchase			07/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2004.
202147574	CA	Primary	Purchase	08/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202147575	CA	Primary	Refinance Cash-out - Home Improvement	08/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147576	NY	Primary	Purchase	07/31/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY is 0% - note states 5%. Lender is XXXX
202147577	CA	Primary	Purchase	07/30/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/03/2004.
202147578	CA	Primary	Refinance Cash-out - Debt Consolidation	07/30/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/01/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147579	CA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2004.
202147581	AK	Primary	Purchase	No	08/04/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147584				CA		Primary	Refinance Cash-out - Other			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2004.
202147587	NY	Primary	Refinance Rate/Term	07/30/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state of (NY) - max late charge for (NY) is 2% - note states 5%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY is 0% - note states 5%. Lender isXXXX
202147588	IA	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/27/2005.
202147589				MI		Primary	Refinance Rate/Term		Yes	08/10/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147591	MD	Primary	Refinance Cash-out - Other	07/30/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2005.
202147595				CA		Investment	Refinance Cash-out - Other			08/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2001.
202147596				NY		Primary	Refinance Cash-out - Debt Consolidation			07/30/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2004.
202147597	CA	Primary	Refinance Cash-out - Other	Yes	08/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147598	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/10/2017	2	2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147599	TX	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/02/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,519.82 is underdisclosed from calculated Finance Charge of $265,678.02 in the amount of $158.20.
202147601				RI		Primary	Purchase			07/31/2017	1			1
202147602				CA		Primary	Refinance Cash-out - Other			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/05/2003.
202147603				NV		Primary	Purchase			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2004.
202147605				CA		Primary	Purchase			08/04/2017	3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2002.
202147607				CA		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2005.
202147610	CA	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2005.
202147611				TN		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202147612	CO	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/31/2005.
202147613				MD		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2002.
202147614				NJ		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	1			1
202147620	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2005.
202147629				CA		Investment	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2001.
202147630				CA		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/12/2002.
202147632				ID		Investment	Refinance Rate/Term			07/27/2017	2			2		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date.
202147634				RI		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2005.
202147635				CA		Primary	Refinance Rate/Term			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202147636	WV	Primary	Purchase	No	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147637	MO	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/28/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147639	CA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/01/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202147640	VA	Primary	Refinance Cash-out - Other	07/31/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (VA) - max late charge for VA is 5% - note states 6%	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,563.62 is underdisclosed from calculated Finance Charge of $138,892.88 in the amount of $329.26.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
202147641				CA		Primary	Purchase			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2003.
202147643	NY	Primary	Refinance Cash-out - Debt Consolidation	07/31/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge of 5% exceeds the max allowed of 2% in the state of New York.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - prepayment charge
																for NY loan with interest rate greater than 6% may extend only for the first 12 months of term - note states penalty will apply if over 10% paid in any of the first five years. Lender is XXXX
202147645				CT		Investment	Purchase			08/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2004.
202147646				FL		Primary	Refinance Cash-out - Debt Consolidation			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2004.
202147651	TX	Primary	Refinance Cash-out - Other	08/03/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147652	GA	Primary	Refinance Cash-out - Other	07/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/06/2005.
202147653				MA		Primary	Refinance Rate/Term			08/02/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,753.05 is underdisclosed from calculated Finance Charge of $270,517.75 in the amount of $764.70.
202147654				CA		Primary	Refinance Cash-out - Other			07/31/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202147656				SC		Primary	Purchase			07/31/2017	1			1
202147657	AL	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,619.62 is underdisclosed from calculated Finance Charge of $284,669.81 in the amount of $50.19.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
202147659	FL	Primary	Refinance Cash-out - Home Improvement	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/24/2005.
202147661				NM		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147662	NV	Primary	Refinance Cash-out - Home Improvement	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/24/2003.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
202147664				MI		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2005.
202147666	MO	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/03/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202147667	IL	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/17/2005.
202147669	MO	Primary	Purchase	No	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/14/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147671				VA		Primary	Purchase			07/27/2017	1			1
202147672	CA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/13/2004.
202147674	FL	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/16/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147675				CA		Investment	Refinance Rate/Term			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2002.
202147676	AZ	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/26/2004.
202147677				NY		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202147678	IL	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202147689				OR		Investment	Purchase			07/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.
202147696	IN	Primary	Purchase	07/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147697	PA	Primary	Refinance Rate/Term	07/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202147703				MI		Primary	Purchase			08/02/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147704	MN	Primary	Refinance Cash-out - Other	08/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Compliant at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format.

																[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided Timely at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing.
202147705				MO		Primary	Refinance Cash-out - Other			08/01/2017	1			1
202147707				MD		Primary	Refinance Cash-out - Debt Consolidation			08/01/2017	1			1
202147711	TX	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.48861% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXXX or 0.48861%.)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/14/2005.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,278.86 is underdisclosed from calculated Finance Charge of $146,420.94 in the amount of $142.08.
																EXCEPTION INFO: TIL itemization did not disclose a processing fee of $350, a settlement fee $250, and a tax certification fee of $10, partially offset by an itemized settlement fee of $300, and attorney fee $158 and as prepaid finance charges.
202147712	GA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/01/2005.
202147716				CA		Investment	Purchase			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/13/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202147717	IN	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/19/2005.
202147721	MA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147722				HI		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	3			3	[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided EXCEPTION INFO: The notary signed but did not date the mortgage.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/15/2005.
202147724	CO	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2005.
202147729				TX		Primary	Refinance Rate/Term			07/27/2017	1			1
202147739				TX		Primary	Refinance Rate/Term			08/10/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/08/2002.
202147740				LA		Primary	Refinance Rate/Term			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/18/2002.
202147741				TX		Primary	Refinance Cash-out - Other			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2001.
202147742				CA		Primary	Purchase			08/10/2017	1			1
202147743				NJ		Second Home	Purchase			08/10/2017	1			1
202147744				TX		Primary	Purchase			07/31/2017	1			1	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.
202147745	CA	Primary	Purchase	08/10/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $560,427.67 is underdisclosed from calculated Finance Charge of $561,795.36 in the amount of $1,367.69.
																EXCEPTION INFO: Settlement fee and prepaid interest was not included in the finance charge
202147746				MI		Primary	Refinance Cash-out - Debt Consolidation			08/10/2017	1			1
202147747				TX		Primary	Refinance Rate/Term			08/10/2017	1			1
202147748	TX	Primary	Refinance Rate/Term	08/10/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,169.55 is underdisclosed from calculated Finance Charge of $298,095.85 in the amount of $926.30.
																EXCEPTION INFO: TIL Itemization underdisclosed a courier fee by $20, and underdisclosed interim interest by $174.50 as prepaid finance charges.
202147749	TX	Primary	Refinance Cash-out - Other	Yes	08/10/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/22/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147750	FL	Primary	Purchase	No	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147751	TX	Primary	Refinance Rate/Term	08/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/06/2001.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202147752				FL		Primary	Purchase			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2002.
202147753				NJ		Primary	Refinance Rate/Term			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2001.
202147754	NJ	Primary	Refinance Cash-out - Other	08/10/2017	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.88700% is underdisclosed from calculated APR of 7.07289% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $520,742.81 is underdisclosed from calculated Finance Charge of $527,808.65 in the amount of $7,065.84.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202147768				ME		Primary	Refinance Cash-out - Debt Consolidation			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2005.
202147771	MA	Primary	Refinance Cash-out - Other	07/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147776				LA		Primary	Purchase			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/2005.
202147779	FL	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/05/2005.
202147781	CA	Primary	Purchase	No	08/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/04/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/04/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147806				IL		Primary	Purchase			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/19/2002.
202147812	MD	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/13/2003.
202147837	GA	Primary	Refinance Cash-out - Debt Consolidation	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202147838	CA	Investment	Refinance Cash-out - Other	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/12/2003.
202147839				GA		Primary	Purchase			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/05/2002.
202147840				VA		Primary	Refinance Rate/Term				3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided
202147841	TN	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/11/2005.
202147851				CA		Investment	Refinance Cash-out - Other			07/31/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
202147852	TX	Primary	Purchase	07/31/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/15/2005.
202147853				FL		Primary	Refinance Cash-out - Other			07/31/2017	1			1
202147854				MD		Investment	Refinance Rate/Term			08/10/2017	1			1
202147855	MI	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,249.33 is underdisclosed from calculated Finance Charge of $162,595.36 in the amount of $2,346.03.
																EXCEPTION INFO: Loan Overview Document indicates the index used was 3.409%. The lowest index available within the look-back period is 3.520%. There is a Seller credit on page one of HUD for $4,618.66 which is not itemized therefore excluded.
202147857	TX	Primary	Purchase	07/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/11/2005.
202147859				ME		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/16/2005.
202147860				FL		Second Home	Purchase			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202147861				FL		Investment	Purchase			07/27/2017	2			2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/08/2003.
202147862	GA	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2005.
202147863				CA		Investment	Refinance Cash-out - Other			07/27/2017	1			1
202147865				MA		Primary	Purchase			07/27/2017	3			3	[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided
202147867	CA	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX
202147868				MN		Investment	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2002.
202147871				CA		Investment	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/11/2003.
202147872				MO		Investment	Refinance Rate/Term			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202147889	FL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202147900	CO	Primary	Refinance Cash-out - Debt Consolidation	07/31/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2003.
202147906	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/10/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147918	CA	Primary	Refinance Rate/Term	Yes	08/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147923	PA	Primary	Purchase	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202147936				GA		Primary	Refinance Cash-out - Other			07/31/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202147965	OH	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202147981				CA		Investment	Refinance Cash-out - Other			07/31/2017	1			1
202147999				MD		Primary	Refinance Cash-out - Debt Consolidation			07/31/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202148026				NC		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202148043				AL		Primary	Refinance Cash-out - Other			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/07/2004.
202148055	OH	Primary	Refinance Cash-out - Other	07/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148063	IL	Primary	Refinance Cash-out - Other	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202148064	MA	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.
202148068	OH	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202148069	IL	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2003.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202148075	ME	Primary	Purchase	07/27/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/25/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202148092	ID	Primary	Refinance Cash-out - Debt Consolidation	07/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2002.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202148094				UT		Primary	Purchase			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/09/2003.
202148095				TX		Primary	Purchase			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/24/2005.
202148157				CO		Primary	Refinance Cash-out - Debt Consolidation			07/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.
202148173				CA		Investment	Refinance Cash-out - Debt Consolidation			07/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2002.
202148216	KY	Primary	Refinance Cash-out - Other	08/01/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202148247				GA		Investment	Refinance Rate/Term			08/03/2017	1			1
202148257				OH		Investment	Purchase			08/10/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2003.
202148272	UT	Primary	Refinance Rate/Term	Yes	07/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148286				KY		Primary	Refinance Rate/Term			07/31/2017	1			1
202148303				PA		Investment	Purchase			08/10/2017	1			1
202148336				NC		Investment	Refinance Rate/Term			08/05/2017	1			1
202148342	TX	Primary	Purchase	08/03/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/26/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148364				TX		Investment	Purchase			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2005.
202148374	OH	Primary	Refinance Cash-out - Debt Consolidation	08/04/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/09/2004.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148421	GA	Primary	Refinance Rate/Term	Yes	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/08/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/08/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148424	CA	Primary	Refinance Cash-out - Other	Yes	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/2005.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148425	ID	Primary	Refinance Cash-out - Debt Consolidation	08/03/2017	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2004.
202148426				AZ		Primary	Refinance Cash-out - Other			08/03/2017	1			1
202148427	KS	Second Home	Purchase	No	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/23/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148428	OR	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/15/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148429				TN		Primary	Purchase			08/03/2017	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202148431	CT	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/15/2005.
202148432				NM		Investment	Refinance Cash-out - Other			08/04/2017	1			1
202148434				IL		Investment	Refinance Cash-out - Debt Consolidation			08/03/2017	3			3	[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/09/2005.
202148435				TX		Primary	Purchase			08/03/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202148436	MA	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202148437	FL	Primary	Purchase	08/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202148440	WA	Primary	Purchase	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202148441				NC		Primary	Refinance Rate/Term			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/21/2003.
202148442	TN	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202148443	IL	Primary	Refinance Cash-out - Debt Consolidation	08/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/01/2005.
202148444				MD		Primary	Purchase			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/04/2005.
202148445	TN	Primary	Refinance Rate/Term	08/03/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2005.
202148447	VA	Primary	Refinance Cash-out - Debt Consolidation	08/02/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2005.
202148448	OR	Primary	Refinance Cash-out - Other	08/02/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/14/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,775.07 is underdisclosed from calculated Finance Charge of $297,839.87 in the amount of $64.80.
																EXCEPTION INFO: TIL Itemization did not disclose the Post closing fee of $240, or Service charge fee of $50, and underdisclosed interim interest by $108.04 as prepaid finance charges.
202148449	TX	Primary	Refinance Cash-out - Other	08/03/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
202148496	NE	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202148501	NJ	Primary	Refinance Cash-out - Debt Consolidation	Tested	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/20/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $961,062.67 is underdisclosed from calculated Finance Charge of $961,117.18 in the amount of $54.51.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
202148502	TX	Primary	Refinance Rate/Term	08/03/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202148503				SC		Investment	Refinance Cash-out - Other			08/04/2017	1			1
202148508	MD	Primary	Refinance Cash-out - Other	08/03/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148510	MA	Primary	Refinance Cash-out - Debt Consolidation	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148513	MN	Primary	Purchase	08/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/31/2005.
202148515				VA		Primary	Refinance Cash-out - Other			08/02/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202148516	VA	Primary	Purchase	08/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2005.
202148518				TX		Primary	Refinance Rate/Term			08/02/2017	1			1
202148519	MI	Primary	Refinance Cash-out - Debt Consolidation	08/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/16/2005.
202148522				NV		Primary	Refinance Cash-out - Other			08/03/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/07/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202148524	CA	Primary	Refinance Cash-out - Other	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/12/2005.
202148525				VA		Investment	Refinance Cash-out - Debt Consolidation			08/10/2017	1			1
202148526	MO	Primary	Refinance Cash-out - Debt Consolidation	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148527	CA	Primary	Refinance Cash-out - Other	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/01/2005.
202148531	MO	Investment	Refinance Rate/Term	Yes	08/10/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202148533	PA	Primary	Refinance Cash-out - Debt Consolidation	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202148557				GA		Investment	Refinance Rate/Term			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2003.
202148566	AL	Primary	Refinance Cash-out - Debt Consolidation	08/03/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2005.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
202148584	TX	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202148594	TX	Primary	Purchase	Yes	08/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/19/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148596	FL	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2006.
202148599				NM		Primary	Refinance Cash-out - Other			08/03/2017	1			1
202148602				TN		Investment	Refinance Cash-out - Other			08/03/2017	1			1
202148603	OR	Primary	Refinance Rate/Term	Yes	08/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/10/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148625				PA		Primary	Refinance Rate/Term			08/04/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202148642	PA	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202148646				DE		Investment	Refinance Cash-out - Other			08/04/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2004.
202148666	SC	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
202148678				OH		Investment	Purchase			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2004.
202148680				PA		Investment	Purchase			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/07/2005.
202148684				TX		Primary	Purchase			08/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/19/2005.
202148690	MI	Primary	Refinance Cash-out - Other	08/03/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2003.
202148692				NJ		Investment	Refinance Rate/Term			08/10/2017	1			1
202148693				NJ		Investment	Refinance Cash-out - Other			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/09/2003.
202148700	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/10/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal was not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] Closing / Title - Title: Evidence of title is missing	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>

																[2] Document Error - Unable to determine the # of units, compliance results were generated using a defaulted value of 4.: Valuation Type: Stated / Valuation Report Date: <empty>
202148703				TX		Investment	Refinance Cash-out - Other			08/10/2017	1			1
202148706				WI		Investment	Purchase			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2003.
202148707	TX	Primary	Refinance Cash-out - Other	Yes	08/11/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148708				NJ		Investment	Purchase			08/10/2017	1			1
202148709				TX		Investment	Refinance Cash-out - Other			08/10/2017	3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
202148710				TX		Investment	Refinance Cash-out - Other			08/10/2017	1			1
202148711	WV	Primary	Purchase	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202148712	KS	Primary	Refinance Cash-out - Other	08/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/23/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148720				TX		Investment	Refinance Cash-out - Other			08/10/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only pages 1 & 2 provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.
202148723	TX	Primary	Refinance Cash-out - Other	Yes	08/10/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148724	TX	Primary	Refinance Rate/Term	Yes	08/10/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only pages 1 & 2 provided

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148725	FL	Second Home	Purchase	08/03/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148726				NJ		Investment	Purchase			08/10/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2003.
202148727	TN	Primary	Refinance Cash-out - Other	Yes	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148728	TX	Primary	Refinance Cash-out - Other	Yes	08/11/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Unable to determine if the file contains a disclosure summary of all material terms due to missing information.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148732	AZ	Primary	Purchase	08/10/2017	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.74100% is underdisclosed from calculated APR of 8.09625% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,910.96 is underdisclosed from calculated Finance Charge of $74,468.78 in the amount of $1,557.82.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202148733	TX	Primary	Refinance Cash-out - Debt Consolidation	Tested	08/10/2017	2	2	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence that lender required borrower to repay other debt other than debt securing homestead): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence that lender required borrower to repay other debt other than debt securing homestead.
																	CLEARED COMMENT (2017-09-14): Documentation in file shows loan cannot be foreclosed upon other than a court order - issue cleared
202148734	TX	Primary	Refinance Rate/Term	Yes	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148735	TX	Primary	Refinance Rate/Term	Yes	08/10/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148738	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148741	TX	Investment	Refinance Cash-out - Other	08/10/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/06/2003.
202148742				OK		Investment	Refinance Cash-out - Debt Consolidation			08/03/2017	1			1	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Missing second page of note.
202148743	TX	Primary	Refinance Cash-out - Other	Yes	08/10/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148744	NJ	Primary	Purchase	Yes	08/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148746	TX	Primary	Refinance Rate/Term	Yes	08/10/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148747				IL		Investment	Refinance Cash-out - Other			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.
202148748				NJ		Investment	Refinance Rate/Term			08/10/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.
202148749	WI	Primary	Refinance Cash-out - Other	08/03/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,597.48 is underdisclosed from calculated Finance Charge of $127,870.78 in the amount of $273.30.
																EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
202148752				TX		Investment	Refinance Cash-out - Other			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.
202148753	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/11/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148755	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/11/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148756	OH	Primary	Refinance Rate/Term	Yes	08/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148757	TX	Primary	Refinance Rate/Term	Yes	08/11/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148758				IN		Investment	Refinance Cash-out - Other			08/10/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.
202148763	OR	Primary	Purchase	No	08/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148766				NC		Primary	Refinance Rate/Term		Yes	08/10/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148771	TX	Primary	Purchase	Yes	08/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148772				TN		Primary	Refinance Cash-out - Other			08/04/2017	1			1
202148773				PA		Investment	Purchase			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2004.
202148775				VA		Investment	Purchase			08/05/2017	1			1
202148776				NY		Primary	Refinance Cash-out - Debt Consolidation		Yes	08/02/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148778	CA	Primary	Refinance Rate/Term	08/03/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/06/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148779	NY	Primary	Refinance Cash-out - Debt Consolidation	08/03/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202148782	PA	Primary	Refinance Cash-out - Other	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/08/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202230908	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/07/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230909				IL		Primary	Refinance Rate/Term			08/13/2017	1			1
202230910	MS	Primary	Purchase	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202230912				AL		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/06/2003.
202230914	IL	Primary	Purchase	08/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/08/2005.
202230916	IL	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202230917				IL		Primary	Purchase			08/14/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,533.46 is underdisclosed from calculated Finance Charge of $190,924.37 in the amount of $1,390.91.
202230918	IL	Primary	Refinance Rate/Term	Yes	08/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/28/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230921	MI	Primary	Refinance Cash-out - Other	08/07/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2002.
202230924				NJ		Primary	Purchase			08/08/2017	1			1
202230925				IL		Primary	Refinance Cash-out - Other		Yes	08/14/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230927	IL	Primary	Purchase	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/03/2005.
202230928	IL	Primary	Purchase	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/31/2005.
202230929	IL	Primary	Refinance Cash-out - Other	08/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/16/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202230935	IL	Primary	Refinance Rate/Term	08/07/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $754,886.57 is underdisclosed from calculated Finance Charge of $755,908.52 in the amount of $1,021.95.
																EXCEPTION INFO: There is a Broker credit on line 205 for $1047 which is un-itemized therefore excluded.
202230936				IL		Primary	Purchase		Yes	08/14/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230938	IL	Primary	Refinance Rate/Term	08/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/25/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202230939				IL		Primary	Refinance Cash-out - Home Improvement			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2004.
202230940	IL	Primary	Refinance Cash-out - Other	08/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202230941	MI	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2003.
202230946	IN	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/24/2003.
202230950				IL		Primary	Refinance Cash-out - Other			08/11/2017	1			1
202230951				NC		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202230952				OK		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2002.
202230953	MI	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2002.
202230954	IL	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2003.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202230955				IN		Primary	Refinance Rate/Term			08/09/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/12/2003.
202230956	IL	Primary	Refinance Rate/Term	08/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/14/2005.
202230960				OH		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2002.
202230961	IL	Primary	Refinance Rate/Term	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202230962				IL		Primary	Refinance Cash-out - Other			08/14/2017	1			1
202230963				IL		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202230964				SC		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202230966				NJ		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/14/2002.
202230967				OH		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2002.
202230970	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230971				IL		Primary	Refinance Cash-out - Other			08/11/2017	1			1
202230973				NJ		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2002.
202230975				AL		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2002.
202230976				NH		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	1			1
202230978	IL	Primary	Refinance Cash-out - Other	08/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/25/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202230979				IL		Primary	Refinance Rate/Term			08/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/13/2004.
202230980	MN	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/14/2003.
202230981	IL	Primary	Purchase	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/05/2005.
202230982	IL	Primary	Refinance Cash-out - Other	08/14/2017	2	2	[3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided EXCEPTION INFO: Note and TIL indicate prepayment penalty on loan. Missing from file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202230983				FL		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2002.
202230984				IL		Primary	Purchase			08/08/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202230985				NM		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2002.
202230986				OK		Primary	Refinance Rate/Term			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2002.
202230988	IL	Primary	Refinance Cash-out - Other	08/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202230989				NC		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/14/2002.
202230990				OH		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2003.
202230991	IL	Primary	Purchase	No	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230993				KS		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2003.
202230994	IL	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/2003.
202230995				IL		Primary	Refinance Cash-out - Other		Yes	08/11/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230996				AR		Primary	Refinance Cash-out - Debt Consolidation			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/03/2003.
202230997	IL	Primary	Refinance Cash-out - Other	Yes	08/10/2017	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202230998				IL		Primary	Refinance Cash-out - Debt Consolidation			08/10/2017	1			1
202230999				NJ		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2003.
202231000	IN	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202231002				NJ		Primary	Purchase			08/07/2017	1			1
202231003	KY	Primary	Refinance Cash-out - Other	08/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202231004	NE	Primary	Refinance Rate/Term	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/21/2002.
202231005				LA		Primary	Refinance Rate/Term			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2003.
202231006				FL		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.
202231007				OK		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2002.
202231008				IL		Primary	Refinance Rate/Term			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2003.
202231009	NC	Primary	Refinance Cash-out - Other	08/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/13/2003.
202231010				CA		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2002.
202231011	MI	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/06/2002.
202231012				MO		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202231013				IL		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/11/2005.
202231015	NJ	Primary	Purchase	08/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/14/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,855.89 is underdisclosed from calculated Finance Charge of $281,208.39 in the amount of $352.50.
																EXCEPTION INFO: Per TIL Itemization, $45 Fax/Copy Fee, $80.00 Notice of Sale, $45.00 Wire Fee, and Title Courier fees totaling $177.50 were not disclosed as prepaid finance charges.
202231016				LA		Primary	Refinance Rate/Term			08/07/2017	1			1
202231017				NJ		Primary	Refinance Cash-out - Debt Consolidation			08/08/2017	1			1
202231018				OK		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2002.
202231019				TN		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202231020				IL		Primary	Purchase			08/09/2017	1			1
202231021				IL		Primary	Refinance Rate/Term			08/08/2017	1			1
202231022				TX		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2002.
202231023				TX		Primary	Purchase			08/07/2017	1			1
202231025	NY	Primary	Refinance Rate/Term	08/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,872.74 is underdisclosed from calculated Finance Charge of $228,145.35 in the amount of $272.61.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202231026				IL		Primary	Refinance Rate/Term		Yes	08/08/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202231027				TX		Primary	Purchase			08/07/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2003.
202231028				AL		Primary	Purchase			08/07/2017	1			1
202231031				NY		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2002.
202231032	MI	Primary	Refinance Cash-out - Other	08/07/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2003.
202231033				NJ		Primary	Refinance Rate/Term			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2002.
202231034				IN		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/13/2003.
202231035				IL		Primary	Refinance Rate/Term		Yes	08/11/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202231036				FL		Primary	Refinance Rate/Term			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2002.
202231037				IN		Primary	Refinance Cash-out - Debt Consolidation			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2003.
202231038	IL	Primary	Refinance Rate/Term	08/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $422,742.07 is underdisclosed from calculated Finance Charge of $422,961.45 in the amount of $219.38.
EXCEPTION INFO: TIL itemization did not include the additional $200 settlement fee as a prepaid finance charge.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202231039	IL	Primary	Purchase	No	08/07/2017	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

															[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202231040				WA		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.
202231041				CT		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.
202231042				CA		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2002.
202231044				FL		Primary	Refinance Rate/Term			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2002.
202231045				FL		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2002.
202231046	TX	Primary	Purchase	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/18/2003.
202231048				CA		Primary	Refinance Cash-out - Home Improvement			08/07/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
202231049				TN		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2002.
202231050	IL	Primary	Refinance Cash-out - Other	08/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2002.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202231051				OH		Primary	Refinance Cash-out - Home Improvement			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2003.
202231053				TX		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2003.
202231054	KS	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (KS) - max prepayment term for KS is 6 months - prepay rider states 24 month term. Lender is XXXX
202231056				TX		Primary	Purchase			08/07/2017	1			1
202231057				CA		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2002.
202231058				CA		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/25/2002.
202231059	NJ	Primary	Refinance Rate/Term	08/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/08/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $482,783.39 is underdisclosed from calculated Finance Charge of $484,793.57 in the amount of $2,010.18.
																EXCEPTION INFO: TIL itemization included negative discount fee of $1,940 and rate lock-in credit of $350 as reduction in prepaid charges..
202231061	CA	Primary	Refinance Cash-out - Other	08/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX

																[2] Federal Compl
202231062	TX	Primary	Purchase	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2002.
202231063				CA		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202231064	MN	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
202231065				CA		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202231066				LA		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2003.
202231067	MI	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2003.
202231068				SC		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.
202231069				NJ		Primary	Refinance Rate/Term			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2002.
202231072	NJ	Primary	Refinance Cash-out - Debt Consolidation	08/08/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,806.61 is underdisclosed from calculated Finance Charge of $205,521.90 in the amount of $715.29.
																EXCEPTION INFO: Finance charges under disclosed by $715.29 which exceeds the $35 tolerance for a refinance transaction. TIl itemization did not disclose an Attorney Fee in the Amount of $550, Notice of Settlement Fee in the Amount of $15 or a Courier Fee in the Amount of $150 as prepaid finance charges
202231074	KY	Primary	Refinance Cash-out - Other	08/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2003.
202231075	IL	Primary	Refinance Rate/Term	08/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/05/2001.
EXCEPTION INFO: TIL Itemization did not disclose the flood fee of $12, the tax service fee of $78, or the subordination fee of $125 as prepaid finance charges.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,072.36 is underdisclosed from calculated Finance Charge of $325,287.68 in the amount of $215.32.
202231076				IL		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202231077				CA		Primary	Purchase			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.
202231078				NJ		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202231080	MI	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2003.
202231081	NJ	Primary	Refinance Rate/Term	08/10/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,240.98 is underdisclosed from calculated Finance Charge of $323,642.92 in the amount of $401.94.
																EXCEPTION INFO: The Itemization of Amount Financed does not include the settlement fee of $375 and the courier fee of $27.
202231082				IL		Primary	Purchase			08/08/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202231083				CA		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2002.
202231084				AL		Primary	Refinance Cash-out - Home Improvement			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2003.
202231085				CA		Primary	Refinance Rate/Term			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/27/2003.
202231086				OK		Primary	Refinance Cash-out - Debt Consolidation			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2002.
202231087	IL	Primary	Refinance Cash-out - Other	08/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202231088				IN		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2003.
202231089				KY		Primary	Refinance Cash-out - Other			08/07/2017	1			1
202231090				OK		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2002.
202231091				OH		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2003.
202231092				OR		Primary	Purchase			08/11/2017	1			1
202231093	NJ	Primary	Refinance Cash-out - Other	08/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/25/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,040.53 is underdisclosed from calculated Finance Charge of $121,295.53 in the amount of $255.00.
																EXCEPTION INFO: TIL Itemization did not disclose the processing fee of $575 as a prepaid finance charge.
202231094				AR		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2002.
202231095				IL		Primary	Purchase			08/07/2017	1			1
202231096				TN		Primary	Refinance Cash-out - Debt Consolidation			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2002.
202231097	NJ	Primary	Refinance Rate/Term	08/07/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,740.19 is underdisclosed from calculated Finance Charge of $58,807.71 in the amount of $67.52.
																EXCEPTION INFO: TIL itemization did not disclose a subordination recording fee of $65 as prepaid finance charge.
202231098				NJ		Primary	Refinance Cash-out - Debt Consolidation			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2003.
202231099	NJ	Primary	Refinance Cash-out - Other	08/08/2017	2	2	[3] General - Incomplete Document: Right to Cancel (RTC) is incomplete EXCEPTION INFO: Missing pges 2 & 3 of RTC	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2002.

																[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202231100				FL		Primary	Refinance Cash-out - Other			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2002.
202231101	PA	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/22/2002.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
202231102	MI	Primary	Refinance Cash-out - Debt Consolidation	08/07/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2003.
202231103	PA	Primary	Refinance Cash-out - Home Improvement	08/07/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,572.35 is underdisclosed from calculated Finance Charge of $42,714.62 in the amount of $142.27.
																EXCEPTION INFO: Unable to determine under disclosure due to missing TIL itemization of amount financed.
202231104	NJ	Primary	Refinance Cash-out - Other	08/08/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,448.50 is underdisclosed from calculated Finance Charge of $66,523.56 in the amount of $75.06.
																EXCEPTION INFO: Per TIL Itemization, $25.00 Closing Protection Letter fee and $50.00 Title Courier fee were not disclosed as prepaid finance charges.
202231105				NJ		Primary	Refinance Rate/Term			08/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.
202231106				IL		Primary	Refinance Rate/Term			08/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/02/2002.
202231107				NJ		Primary	Refinance Rate/Term		Yes	08/07/2017	3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263773				TX		Primary	Refinance Cash-out - Other			08/31/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/20/2003.
202263776				TX		Investment	Refinance Cash-out - Other			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.
202263785				NY		Primary	Purchase			08/30/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/05/2003.
202263788	ME	Primary	Refinance Cash-out - Other	08/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/03/2003.
202263789				MD		Investment	Refinance Cash-out - Other			08/30/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2003.
202263793				TX		Investment	Purchase			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/01/2003.
202263796				MI		Investment	Refinance Cash-out - Other			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2003.
202263803	TX	Primary	Refinance Cash-out - Other	08/31/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Maximum late charge for TX is 5% - note states 6%.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6):  Acknowledgment of the Fair Market Value not provided to borrower at closing.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/02/2003.
202263807	TX	Primary	Refinance Cash-out - Debt Consolidation	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2003.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202263811	AK	Primary	Refinance Cash-out - Debt Consolidation	08/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/31/2003.
202263813	NY	Primary	Purchase	08/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202263816				NY		Primary	Refinance Cash-out - Debt Consolidation			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/16/2003.
202263817				PA		Primary	Refinance Cash-out - Debt Consolidation			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/16/2003.
202263819				OH		Investment	Refinance Rate/Term			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/03/2003.
202263820	TX	Primary	Refinance Cash-out - Other	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2003.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202263821	TX	Primary	Refinance Cash-out - Other	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
202263823	TX	Primary	Refinance Cash-out - Other	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
202263824				IA		Investment	Purchase			08/30/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202263826				AZ		Primary	Purchase			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/10/2003.
202263830	TX	Primary	Refinance Rate/Term	08/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/08/2003.

																[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
202263834				TX		Primary	Refinance Rate/Term			08/30/2017	1			1
202263835	TX	Primary	Refinance Cash-out - Other	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
202263836				TX		Primary	Refinance Rate/Term			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2003.
202263837	TX	Primary	Refinance Cash-out - Other	08/30/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
202263840				FL		Primary	Purchase			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/26/2003.
202263841				CA		Primary	Refinance Cash-out - Debt Consolidation			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/18/2003.
202263848				TX		Investment	Refinance Cash-out - Other			08/24/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2003.
202263849	TX	Primary	Refinance Rate/Term	Yes	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/09/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263850	TX	Primary	Refinance Rate/Term	Yes	08/21/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263853	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/01/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263872				TX		Investment	Refinance Cash-out - Debt Consolidation			08/30/2017	1			1
202263890	CO	Primary	Refinance Rate/Term	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263906	TX	Primary	Refinance Rate/Term	Yes	08/30/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No appraisal provided.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263920	MI	Primary	Refinance Rate/Term	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263933	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.80911% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $7,399.65 on an Original Principal Loan Amount of $84,000.00 vs. an allowable total of $2,520.00 (an overage of $4,879.65 or 5.80911%.)	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263955	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263965	NJ	Primary	Purchase	Yes	08/30/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 6%.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263967	NY	Primary	Refinance Cash-out - Debt Consolidation	08/30/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
															EXCEPTION INFO: A lender may collect a late charge on any installment which has become due and remains unpaid for at least 15 days, regardless of the period it remains in default, but it may not exceed and may only be enforced to the extent of 2% of such delinquent installment, if the late charge is provided for in the loan documents. Per Note the amount of late charge to be incurred will 6.0% exceeding the maximum per State of 2%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2003.
202263969	CA	Primary	Refinance Cash-out - Other	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263971	CA	Primary	Refinance Cash-out - Other	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263972				NY		Primary	Purchase			08/30/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/07/2003.
202263974				IL		Primary	Refinance Rate/Term			08/30/2017	1			1
202263981				NJ		Investment	Purchase			08/30/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2003.
202263982	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263983				TX		Primary	Refinance Rate/Term			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2003.
202263986	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263989	TX	Primary	Purchase	Yes	08/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263992	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/31/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/17/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264013	TX	Primary	Refinance Rate/Term	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of 89.48052% exceeds 80% of $77,000.00 (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.01234% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.01234%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202264016	GA	Primary	Refinance Cash-out - Other	Yes	08/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264024				TX		Primary	Refinance Cash-out - Other			09/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2003.
202264033	TX	Investment	Refinance Cash-out - Other	08/30/2017	2	2	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing
															EXCEPTION INFO: Preliminary and Final Title not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.
202264037	TX	Primary	Refinance Cash-out - Other	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.00004% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of $0.03 or 0.00004%.)
202264038				TX		Primary	Refinance Cash-out - Other			09/06/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $725,295.85 is underdisclosed from calculated Finance Charge of $725,351.07 in the amount of $55.22.	[1] Loan File - (Missing Doc) Loan images/file not provided CLEARED COMMENT (2017-09-06): Documentation provided clearing exception
202264051				NJ		Investment	Refinance Cash-out - Other			08/31/2017	1			1
202264054				NJ		Investment	Purchase			08/30/2017	1			1
202264068	TX	Primary	Refinance Rate/Term	Yes	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.62561% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXXX (an overage of XXX or 3.62561%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264078	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264079	ID	Primary	Refinance Rate/Term	08/30/2017	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2004.
202264081	FL	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264082	PA	Primary	Refinance Cash-out - Other	Yes	08/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264083	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264086											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202264087											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202264088											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202264091											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202264094				NJ		Investment	Purchase			08/30/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2003.
202264097											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202264101	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: Preliminary and Final Title Policy not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/03/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264108											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202264113				TX		Investment	Refinance Cash-out - Other			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2003.
202264114	TX	Primary	Refinance Rate/Term	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264118	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264120	TX	Primary	Refinance Rate/Term	Yes	08/30/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264125											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202264126	TX	Primary	Refinance Rate/Term	Yes	08/31/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: No appraisal found,

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264127	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.89299% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 3.89299%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/21/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264128	NV	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264133	FL	Primary	Purchase	No	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264141	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/31/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.52958% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $4,517.75 on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 4.52958%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264146	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/04/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264148	TX	Primary	Refinance Rate/Term	Yes	08/30/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2003.

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264158	NJ	Primary	Purchase	Yes	09/01/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264160	CA	Primary	Refinance Cash-out - Other	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264161				CA		Primary	Refinance Cash-out - Other		Yes	08/30/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264162	TX	Primary	Refinance Rate/Term	Yes	08/30/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date  was not provided
EXCEPTION INFO: Missing page 16 of security instrument	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264166	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.60310% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.60310%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264168				OR		Primary	Refinance Cash-out - Other			08/30/2017	1			1
202264172	SC	Primary	Refinance Cash-out - Other	Yes	08/30/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/06/2003.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264176	NY	Primary	Purchase	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2004.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202264178	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/30/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264181	FL	Primary	Purchase	No	08/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264185	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/23/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264186				CA		Investment	Refinance Cash-out - Other			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2004.
202264187				TX		Investment	Refinance Rate/Term			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2003.
202264190	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.52625% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 3.52625%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/23/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264191				NJ		Investment	Purchase			08/30/2017	1			1
202264192				VA		Primary	Refinance Rate/Term			08/30/2017	2			2		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
202264193				NJ		Primary	Purchase			08/30/2017	1			1
202264195				TX		Investment	Refinance Rate/Term			08/30/2017	1			1
202264196				NJ		Investment	Purchase			08/30/2017	1			1
202264202	TX	Primary	Refinance Cash-out - Other	Yes	08/31/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/10/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264203				PA		Primary	Refinance Cash-out - Debt Consolidation			08/31/2017	1			1
202264204				TX		Investment	Refinance Rate/Term			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/04/2004.
202264206	TX	Primary	Refinance Rate/Term	Yes	08/31/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264211	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
EXCEPTION INFO: The documentation on the subject property required to determine the acreage was missing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
EXCEPTION INFO: The documentation on the subject property required to determine the agricultural use was missing from the file.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/12/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
EXCEPTION INFO: Missing title

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264212	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.57523% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.57523%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264220	TX	Primary	Refinance Rate/Term	Yes	08/31/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264221	SC	Primary	Purchase	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided. [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2003.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264222	GA	Primary	Purchase	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264223	AL	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264224	MS	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264225				TX		Investment	Refinance Cash-out - Other			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2003.
202264227	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264228	TX	Primary	Refinance Rate/Term	Yes	08/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264229	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.33333% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.33333%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/14/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264230	IN	Primary	Purchase	No	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264231	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Unable to determine if the file contains a disclosure summary of all material terms due to missing information.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.07000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 0.07000%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264232				WI		Investment	Purchase			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/28/2004.
202264233	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.45900% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or 2.45900%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264234	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264237	TX	Primary	Refinance Rate/Term	Yes	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264240	OK	Primary	Purchase	No	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264247	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264249	NJ	Primary	Refinance Cash-out - Other	Yes	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264252	NJ	Primary	Refinance Cash-out - Other	Yes	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264253	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264254				TX		Primary	Refinance Cash-out - Other			09/06/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,584.07 is underdisclosed from calculated Finance Charge of $528,760.48 in the amount of $176.41.	[1] Loan File - (Missing Doc) Loan images/file not provided CLEARED COMMENT (2017-09-06): Documentation provided clearing exception
202264257				CA		Primary	Refinance Cash-out - Debt Consolidation			09/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/01/2004.
202264258				NY		Investment	Purchase			09/01/2017	1			1
202264261	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264262	TX	Primary	Refinance Rate/Term	Yes	09/01/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date  was not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/12/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264264	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/01/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264265	TN	Primary	Refinance Cash-out - Other	Yes	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264267				AR		Investment	Refinance Cash-out - Other			08/24/2017	1			1
202264269	AZ	Primary	Refinance Rate/Term	Yes	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/19/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264295				DC		Primary	Purchase			08/24/2017	1			1
202264307	NJ	Primary	Purchase	Yes	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/24/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264308	UT	Primary	Refinance Rate/Term	Yes	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264311	FL	Primary	Purchase	No	08/24/2017	2	2	[3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/27/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264316	NJ	Primary	Purchase	Yes	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264318				NJ		Investment	Purchase			08/24/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/09/2004.
202264850				CA		Primary	Refinance Cash-out - Other			08/28/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202264851	MD	Primary	Purchase	08/28/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264853				SC		Investment	Refinance Rate/Term			08/28/2017	1			1
202264855	TX	Primary	Refinance Rate/Term	08/28/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264856	TX	Primary	Refinance Rate/Term	08/28/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,909.77 is underdisclosed from calculated Finance Charge of $172,975.73 in the amount of $65.96.
																EXCEPTION INFO: $50 courier fee was not included in the final APR calculation.
202264858				CA		Primary	Purchase			08/28/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264860				TX		Primary	Refinance Rate/Term			08/28/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264862	AZ	Primary	Refinance Rate/Term	08/24/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,823.08 is underdisclosed from calculated Finance Charge of $174,913.10 in the amount of $90.02.
																EXCEPTION INFO: TIL itemization did not disclose a wire fee of $90 as a prepaid finance charge.
202264888	TX	Primary	Refinance Rate/Term	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/24/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,450.55 is underdisclosed from calculated Finance Charge of $104,669.16 in the amount of $1,218.61.
EXCEPTION INFO: Finance charges under disclosed due to the payment stream. The lowest Index available in our look-back period is 1.146%.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
202264889				TX		Investment	Refinance Rate/Term			08/24/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/08/2003.
202264890				NJ		Primary	Refinance Rate/Term			08/24/2017	1			1
202264892				TX		Primary	Refinance Rate/Term			08/24/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264893				TX		Investment	Refinance Rate/Term			08/24/2017	1			1
202264894				TX		Primary	Refinance Rate/Term			08/24/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202264896				CO		Investment	Refinance Rate/Term			08/24/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/01/2003.
202264898				CA		Primary	Refinance Cash-out - Other			08/28/2017	1			1
202264902	CA	Primary	Purchase	08/28/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202264904				NV		Primary	Refinance Cash-out - Debt Consolidation			08/28/2017	1			1
202264906				FL		Primary	Purchase			08/25/2017	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202264907	CO	Primary	Purchase	08/25/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.30075% is overdisclosed from calculated APR of 4.01826% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,205.14 is underdisclosed from calculated Finance Charge of $91,366.02 in the amount of $160.88.
																EXCEPTION INFO: Unable to determine the under disclosure due to missing the itemization of amount financed.
202264928				CA		Primary	Purchase			08/25/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
202264935	CA	Primary	Refinance Rate/Term	08/25/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $918,993.88 is underdisclosed from calculated Finance Charge of $919,544.41 in the amount of $550.53.
																EXCEPTION INFO: Unable to determine under disclosure due to missing final itemization of amount financed.
202264936	NJ	Primary	Purchase	08/28/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202264939				TX		Primary	Construction-Permanent			08/24/2017	1			1
202282913				FL		Primary	Refinance Rate/Term			08/28/2017	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202282917	MI	Primary	Refinance Cash-out - Other	08/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
202282920	MD	Primary	Refinance Rate/Term	Yes	08/30/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202282921	FL	Primary	Refinance Cash-out - Other	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202282922											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided
202282925				NY		Primary	Refinance Cash-out - Debt Consolidation			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2004.
202282933	MI	Primary	Refinance Cash-out - Other	08/28/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202282934				MO		Primary	Refinance Cash-out - Other			08/28/2017	1			1
202282935				FL		Primary	Construction-Permanent			08/29/2017	1			1
202282943	CO	Primary	Refinance Rate/Term	08/28/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2005.
202282944				TX		Primary	Purchase			08/28/2017	1			1
202282945	WA	Primary	Purchase	08/29/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202320638	CA	Primary	Purchase	No	08/31/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320639	CA	Primary	Purchase	No	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320640	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320641	CA	Primary	Refinance Rate/Term	Yes	09/01/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320642	CA	Primary	Refinance Rate/Term	Yes	08/31/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320643	CA	Primary	Refinance Rate/Term	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320644	NY	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320645	CA	Primary	Purchase	08/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202320646				CA		Investment	Purchase			08/31/2017	1			1
202320647	CA	Primary	Purchase	No	09/02/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320648	NY	Primary	Purchase	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,766.50 is underdisclosed from calculated Finance Charge of $314,166.50 in the amount of $400.00.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202320650	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided. [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320651				GA		Primary	Purchase			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.
202320652				FL		Primary	Refinance Cash-out - Debt Consolidation			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/03/2003.
202320653	NY	Primary	Refinance Cash-out - Debt Consolidation	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,054.24 is underdisclosed from calculated Finance Charge of $321,264.71 in the amount of $210.47.
																EXCEPTION INFO: TIL itemization did not disclose the following fees as prepaid finance charges: $50 Escrow Service Fee, $10.50 Flood Cert, $150 Title Pick Up Fee
202320657				CA		Primary	Refinance Cash-out - Debt Consolidation			09/01/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/05/2003.
202320658				CA		Investment	Purchase			08/31/2017	1			1
202320660				CA		Investment	Refinance Cash-out - Other			08/31/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
202320662	OR	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320663	IN	Primary	Refinance Rate/Term	08/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/05/2003.
202320664	IL	Primary	Refinance Cash-out - Debt Consolidation	08/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/2003.
202320665				LA		Primary	Refinance Cash-out - Debt Consolidation			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/13/2004.
202320666	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/31/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (VA) - max late charge for VA is 5% - note states 6%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320668				FL		Primary	Purchase			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/04/2004.
202320669	CT	Primary	Refinance Rate/Term	Yes	08/31/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of X/25/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/25/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320670	OH	Primary	Refinance Rate/Term	08/31/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2005.
202320671				NC		Second Home	Purchase			08/31/2017	1			1
202320672	KS	Primary	Refinance Cash-out - Other	08/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2004.
202320673	CA	Primary	Refinance Cash-out - Debt Consolidation	08/31/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,394,541.61 is underdisclosed from calculated Finance Charge of $1,395,004.50 in the amount of $462.89.
																EXCEPTION INFO: Itemization of amount financed did not reflect a processing fee in the amount of $400.00 or mortgage recording fee of $60.00.
202320674				VA		Primary	Purchase			09/01/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
202320675	NV	Primary	Refinance Cash-out - Other	08/31/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2004.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202320676	CT	Primary	Refinance Cash-out - Debt Consolidation	08/31/2017	3	3	[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202320677	CA	Primary	Refinance Rate/Term	08/31/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2004.
202320678	CA	Primary	Refinance Cash-out - Home Improvement	Yes	09/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320679				NV		Investment	Purchase			09/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2004.
202320680				CA		Primary	Purchase			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2003.
202320681				WI		Investment	Refinance Rate/Term			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2003.
202320682				CA		Primary	Refinance Cash-out - Other			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2004.
202320683	CA	Primary	Purchase	No	09/01/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/10/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320684	CT	Primary	Purchase	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/27/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $604,862.26 is underdisclosed from calculated Finance Charge of $605,282.91 in the amount of $420.65.
																EXCEPTION INFO: TIL itemization did not disclose the following fees as prepaid finance charges: $102.84 Title Courier Fee, $300 POA Prep Fee, $18 POA Recording Fee. Unable to determine if POA fee is required by lender or for purpose excludable from finance charge, therefore, treated conservatively as prepaid finance charge.
202320685	FL	Primary	Refinance Cash-out - Debt Consolidation	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/19/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $725,423.61 is underdisclosed from calculated Finance Charge of $726,673.82 in the amount of $1,250.21.
																EXCEPTION INFO: Itemization does not include $1287 Lender Cash Out Fee, $75 Courier Fee and $38 Underwriting Fee in the prepaid finance charges.
202320687				NJ		Investment	Purchase			09/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2003.
202320689	GA	Primary	Refinance Rate/Term	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202320690	AZ	Primary	Refinance Cash-out - Other	08/31/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX
202320691				MD		Primary	Refinance Cash-out - Debt Consolidation			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/03/2005.
202320692	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/07/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320693	DE	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320694	NY	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202320695				WA		Primary	Refinance Cash-out - Other			08/31/2017	1			1
202320696	PA	Investment	Refinance Cash-out - Other	09/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2005.
202320697				CA		Primary	Refinance Rate/Term			08/31/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.
202320698				CA		Primary	Refinance Rate/Term			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.
202320699				TX		Primary	Purchase			08/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2005.
202388112				NY		Investment	Refinance Cash-out - Other			09/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/2004.
202388113				CA		Primary	Refinance Rate/Term			09/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2004.
202388114				MO		Investment	Refinance Cash-out - Other			09/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/02/2004.
202388115				MI		Primary	Refinance Rate/Term			09/27/2017	1			1
202388116				TN		Primary	Purchase			09/27/2017	1			1
202388117				CA		Primary	Refinance Cash-out - Home Improvement			09/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202388118	KY	Primary	Refinance Cash-out - Other	09/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/07/2003.
202388119	MI	Primary	Purchase	No	09/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388120				IN		Investment	Purchase			09/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.
202388121				OH		Investment	Refinance Cash-out - Other			09/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2003.
202388122	TX	Primary	Purchase	Yes	09/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388123	FL	Primary	Refinance Rate/Term	Yes	09/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/06/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388124	FL	Primary	Refinance Cash-out - Other	Yes	09/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388125				VA		Investment	Purchase			09/27/2017	1			1
202388126				TX		Investment	Purchase			09/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2003.
202388127				GA		Investment	Refinance Rate/Term			09/27/2017	1			1
202388128	VA	Primary	Refinance Rate/Term	Yes	09/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
202388129	CO	Primary	Purchase	No	09/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388130	VA	Second Home	Refinance Cash-out - Other	No	09/27/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388131	FL	Primary	Refinance Rate/Term	Yes	09/27/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388132	CA	Primary	Refinance Cash-out - Home Improvement	Yes	09/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/09/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388133				NV		Investment	Purchase			09/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2004.
202388134				CA		Primary	Refinance Rate/Term			09/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2002.
202388135	CA	Primary	Purchase	09/27/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202388136				AZ		Second Home	Refinance Rate/Term		No	09/27/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388137				MD		Investment	Refinance Cash-out - Other			09/27/2017	1			1
202388138	KS	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202388139				CA		Investment	Refinance Rate/Term			09/27/2017	1			1
202388140				CO		Investment	Purchase			09/27/2017	1			1
202388141				NV		Investment	Purchase			09/27/2017	1			1
202388142	FL	Primary	Purchase	09/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.